UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02071
Delaware Group® Income Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Corporate Bond Fund
(formerly, Delaware Corporate Bond Fund)
Class A : DGCAX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$41	0.81%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$1,169,270,564
Total number of portfolio holdings	211
Total advisory fees paid	$2,319,158
Portfolio turnover rate	60%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.32%
Communications	9.09%
Finance Companies	8.39%
Electric	7.95%
Energy	7.86%
Consumer Non-Cyclical	7.77%
Technology	7.32%
Insurance	6.12%
Consumer Cyclical	5.88%
Capital Goods	5.76%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285661)

Macquarie Corporate Bond Fund
(formerly, Delaware Corporate Bond Fund)
Class C : DGCCX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.56%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$1,169,270,564
Total number of portfolio holdings	211
Total advisory fees paid	$2,319,158
Portfolio turnover rate	60%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.32%
Communications	9.09%
Finance Companies	8.39%
Electric	7.95%
Energy	7.86%
Consumer Non-Cyclical	7.77%
Technology	7.32%
Insurance	6.12%
Consumer Cyclical	5.88%
Capital Goods	5.76%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285661)

Macquarie Corporate Bond Fund
(formerly, Delaware Corporate Bond Fund)
Class R : DGCRX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$54	1.06%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$1,169,270,564
Total number of portfolio holdings	211
Total advisory fees paid	$2,319,158
Portfolio turnover rate	60%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.32%
Communications	9.09%
Finance Companies	8.39%
Electric	7.95%
Energy	7.86%
Consumer Non-Cyclical	7.77%
Technology	7.32%
Insurance	6.12%
Consumer Cyclical	5.88%
Capital Goods	5.76%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285661)

Macquarie Corporate Bond Fund
(formerly, Delaware Corporate Bond Fund)
Institutional Class : DGCIX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$28	0.56%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$1,169,270,564
Total number of portfolio holdings	211
Total advisory fees paid	$2,319,158
Portfolio turnover rate	60%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.32%
Communications	9.09%
Finance Companies	8.39%
Electric	7.95%
Energy	7.86%
Consumer Non-Cyclical	7.77%
Technology	7.32%
Insurance	6.12%
Consumer Cyclical	5.88%
Capital Goods	5.76%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285661)

Macquarie Corporate Bond Fund
(formerly, Delaware Corporate Bond Fund)
Class R6 : DGCZX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$23	0.45%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$1,169,270,564
Total number of portfolio holdings	211
Total advisory fees paid	$2,319,158
Portfolio turnover rate	60%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.32%
Communications	9.09%
Finance Companies	8.39%
Electric	7.95%
Energy	7.86%
Consumer Non-Cyclical	7.77%
Technology	7.32%
Insurance	6.12%
Consumer Cyclical	5.88%
Capital Goods	5.76%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285661)

Macquarie Extended Duration Bond Fund
(formerly, Delaware Extended Duration Bond Fund)
Class A : DEEAX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$41	0.82%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$365,022,499
Total number of portfolio holdings	121
Total advisory fees paid	$836,351
Portfolio turnover rate	59%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	13.20%
Electric	12.63%
Communications	12.31%
Consumer Non-Cyclical	12.22%
Energy	12.22%
Capital Goods	7.48%
Technology	6.04%
Insurance	5.99%
Consumer Cyclical	5.41%
Finance Companies	3.31%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285661)

Macquarie Extended Duration Bond Fund
(formerly, Delaware Extended Duration Bond Fund)
Class C : DEECX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.57%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$365,022,499
Total number of portfolio holdings	121
Total advisory fees paid	$836,351
Portfolio turnover rate	59%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	13.20%
Electric	12.63%
Communications	12.31%
Consumer Non-Cyclical	12.22%
Energy	12.22%
Capital Goods	7.48%
Technology	6.04%
Insurance	5.99%
Consumer Cyclical	5.41%
Finance Companies	3.31%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285661)

Macquarie Extended Duration Bond Fund
(formerly, Delaware Extended Duration Bond Fund)
Class R : DEERX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$54	1.07%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$365,022,499
Total number of portfolio holdings	121
Total advisory fees paid	$836,351
Portfolio turnover rate	59%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	13.20%
Electric	12.63%
Communications	12.31%
Consumer Non-Cyclical	12.22%
Energy	12.22%
Capital Goods	7.48%
Technology	6.04%
Insurance	5.99%
Consumer Cyclical	5.41%
Finance Companies	3.31%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285661)

Macquarie Extended Duration Bond Fund
(formerly, Delaware Extended Duration Bond Fund)
Institutional Class : DEEIX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$29	0.57%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$365,022,499
Total number of portfolio holdings	121
Total advisory fees paid	$836,351
Portfolio turnover rate	59%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	13.20%
Electric	12.63%
Communications	12.31%
Consumer Non-Cyclical	12.22%
Energy	12.22%
Capital Goods	7.48%
Technology	6.04%
Insurance	5.99%
Consumer Cyclical	5.41%
Finance Companies	3.31%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285661)

Macquarie Extended Duration Bond Fund
(formerly, Delaware Extended Duration Bond Fund)
Class R6 : DEZRX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$23	0.46%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$365,022,499
Total number of portfolio holdings	121
Total advisory fees paid	$836,351
Portfolio turnover rate	59%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	13.20%
Electric	12.63%
Communications	12.31%
Consumer Non-Cyclical	12.22%
Energy	12.22%
Capital Goods	7.48%
Technology	6.04%
Insurance	5.99%
Consumer Cyclical	5.41%
Finance Companies	3.31%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285661)

Macquarie Floating Rate Fund
(formerly, Delaware Floating Rate Fund)
Class A : DDFAX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$47	0.91%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$730,784,094
Total number of portfolio holdings	265
Total advisory fees paid	$1,666,254
Portfolio turnover rate	55%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.42%
Industrials	16.24%
Consumer Discretionary	13.71%
Information Technology	13.47%
Communication Services	11.39%
Materials	8.91%
Healthcare	7.93%
Utilities	4.78%
Consumer Staples	2.23%
Energy	1.55%
Real Estate	0.21%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4289906)

Macquarie Floating Rate Fund
(formerly, Delaware Floating Rate Fund)
Class C : DDFCX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.66%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$730,784,094
Total number of portfolio holdings	265
Total advisory fees paid	$1,666,254
Portfolio turnover rate	55%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.42%
Industrials	16.24%
Consumer Discretionary	13.71%
Information Technology	13.47%
Communication Services	11.39%
Materials	8.91%
Healthcare	7.93%
Utilities	4.78%
Consumer Staples	2.23%
Energy	1.55%
Real Estate	0.21%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4289906)

Macquarie Floating Rate Fund
(formerly, Delaware Floating Rate Fund)
Class R : DDFFX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$60	1.16%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$730,784,094
Total number of portfolio holdings	265
Total advisory fees paid	$1,666,254
Portfolio turnover rate	55%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.42%
Industrials	16.24%
Consumer Discretionary	13.71%
Information Technology	13.47%
Communication Services	11.39%
Materials	8.91%
Healthcare	7.93%
Utilities	4.78%
Consumer Staples	2.23%
Energy	1.55%
Real Estate	0.21%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4289906)

Macquarie Floating Rate Fund
(formerly, Delaware Floating Rate Fund)
Institutional Class : DDFLX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$34	0.66%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$730,784,094
Total number of portfolio holdings	265
Total advisory fees paid	$1,666,254
Portfolio turnover rate	55%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.42%
Industrials	16.24%
Consumer Discretionary	13.71%
Information Technology	13.47%
Communication Services	11.39%
Materials	8.91%
Healthcare	7.93%
Utilities	4.78%
Consumer Staples	2.23%
Energy	1.55%
Real Estate	0.21%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4289906)

Macquarie Floating Rate Fund
(formerly, Delaware Floating Rate Fund)
Class R6 : DDFZX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$30	0.58%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$730,784,094
Total number of portfolio holdings	265
Total advisory fees paid	$1,666,254
Portfolio turnover rate	55%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.42%
Industrials	16.24%
Consumer Discretionary	13.71%
Information Technology	13.47%
Communication Services	11.39%
Materials	8.91%
Healthcare	7.93%
Utilities	4.78%
Consumer Staples	2.23%
Energy	1.55%
Real Estate	0.21%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4289906)

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Macquarie Corporate Bond Fund
(formerly, Delaware Corporate Bond Fund)
Macquarie Extended Duration Bond Fund
(formerly, Delaware Extended Duration Bond Fund)
Financial statements and other information
For the six months ended January 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Macquarie Corporate Bond Fund	January 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 97.07%
Banking — 24.32%
Bank of America
5.518% 10/25/35 μ	10,353,000	$ 10,130,892
5.819% 9/15/29 μ	17,970,000	18,471,442
6.204% 11/10/28 μ	6,820,000	7,067,179

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	10,250,000	10,229,096
Barclays 9.625% 12/15/29 μ, ψ	6,980,000	7,788,333
Capital One Financial 6.183% 1/30/36 μ	5,530,000	5,556,222
Citibank 5.57% 4/30/34	5,895,000	5,997,590
Citigroup 6.02% 1/24/36 μ	12,810,000	12,865,348
Deutsche Bank
6.72% 1/18/29 μ	3,746,000	3,902,914
6.819% 11/20/29 μ	4,903,000	5,165,294
7.146% 7/13/27 μ	4,120,000	4,246,061

Fifth Third Bank 4.967% 1/28/28 μ	6,835,000	6,873,462
Goldman Sachs Group
5.049% 7/23/30 μ	6,705,000	6,689,257
5.561% 11/19/45 μ	7,145,000	6,954,739
5.734% 1/28/56 μ	5,715,000	5,692,505
6.484% 10/24/29 μ	8,145,000	8,553,706
7.50% 5/10/29 μ, ψ	6,700,000	7,032,159

Huntington National Bank 4.552% 5/17/28 μ	3,488,000	3,462,524
JPMorgan Chase & Co.
5.14% 1/24/31 μ	3,225,000	3,238,587
5.571% 4/22/28 μ	9,660,000	9,818,503
6.254% 10/23/34 μ	8,497,000	9,006,463

KeyBank 5.85% 11/15/27	3,703,000	3,795,532
Lloyds Banking Group 5.721% 6/5/30 μ	2,900,000	2,959,230
Morgan Stanley
2.484% 9/16/36 μ	4,309,000	3,543,289
5.516% 11/19/55 μ	4,555,000	4,412,700
5.831% 4/19/35 μ	11,921,000	12,198,041
6.407% 11/1/29 μ	7,610,000	7,973,403
6.627% 11/1/34 μ	6,485,000	6,999,100

PNC Financial Services Group 5.575% 1/29/36 μ	5,825,000	5,856,119
Popular 7.25% 3/13/28	7,805,000	8,142,566
Regions Financial 5.722% 6/6/30 μ	11,755,000	11,957,797
State Street
6.123% 11/21/34 μ	6,450,000	6,733,336
6.45% 9/15/30 μ, ψ	4,135,000	4,147,405

Truist Bank 4.632% 9/17/29 μ	8,210,000	8,018,755
Truist Financial 4.95% 9/1/25 μ, ψ	8,835,000	8,818,836

Schedules of investments
Macquarie Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 5.379% 9/6/45 #, μ	5,245,000	$ 5,018,875
144A 5.699% 2/8/35 #, μ	2,095,000	2,125,538
144A 6.85% 9/10/29 #, μ, ψ	2,590,000	2,602,266
144A 9.25% 11/13/28 #, μ, ψ	6,065,000	6,628,487
US Bancorp
2.491% 11/3/36 μ	5,730,000	4,668,293
6.787% 10/26/27 μ	5,575,000	5,758,582

Wells Fargo & Co. 5.244% 1/24/31 μ	3,300,000	3,317,503
		284,417,929
Basic Industry — 2.26%
Freeport-McMoRan 5.45% 3/15/43	15,205,000	14,153,617
LYB International Finance III 3.625% 4/1/51	12,600,000	8,507,185
Smurfit Westrock Financing DAC 144A 5.418% 1/15/35 #	3,725,000	3,725,105
		26,385,907
Brokerage — 2.40%
Apollo Global Management 6.00% 12/15/54 μ	3,560,000	3,483,235
Blackstone Reg Finance 5.00% 12/6/34	6,115,000	5,923,735
Jefferies Financial Group
2.625% 10/15/31	4,629,000	3,923,495
5.875% 7/21/28	1,470,000	1,507,312
6.20% 4/14/34	10,680,000	11,006,306
6.50% 1/20/43	2,090,000	2,191,908
		28,035,991
Capital Goods — 5.56%
Amphenol 2.20% 9/15/31	9,355,000	7,871,153
Ashtead Capital 144A 1.50% 8/12/26 #	8,495,000	8,061,265
BAE Systems 144A 5.125% 3/26/29 #	6,665,000	6,700,219
Boeing
2.196% 2/4/26	13,870,000	13,515,111
6.858% 5/1/54	1,700,000	1,826,017

Deere & Co. 5.70% 1/19/55	7,375,000	7,564,442
Ferguson Enterprises 5.00% 10/3/34	4,370,000	4,210,868
L3Harris Technologies 5.25% 6/1/31	4,940,000	4,970,184
Northrop Grumman
4.03% 10/15/47	1,805,000	1,424,730
4.75% 6/1/43	1,280,000	1,152,351
5.20% 6/1/54	3,930,000	3,637,175

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Waste Management 5.35% 10/15/54	4,245,000	$ 4,076,620
		65,010,135
Communications — 9.09%
American Tower 5.00% 1/31/30	3,785,000	3,768,825
AT&T
3.50% 9/15/53	16,310,000	11,024,418
6.30% 1/15/38	6,960,000	7,451,120
CCO Holdings
144A 4.75% 2/1/32 #	3,870,000	3,447,253
144A 6.375% 9/1/29 #	2,005,000	2,007,500

Charter Communications Operating 3.85% 4/1/61	11,195,000	6,768,759
Crown Castle
2.90% 4/1/41	8,210,000	5,774,860
5.60% 6/1/29	5,700,000	5,819,771
Meta Platforms
4.55% 8/15/31	3,235,000	3,196,628
4.75% 8/15/34	5,215,000	5,092,852
5.40% 8/15/54	8,080,000	7,844,938

Netflix 5.40% 8/15/54	4,135,000	4,041,831
Rogers Communications 5.30% 2/15/34	10,495,000	10,183,625
Sprint Capital 6.875% 11/15/28	6,625,000	7,033,201
Time Warner Cable 7.30% 7/1/38	2,930,000	3,057,340
T-Mobile USA
5.25% 6/15/55	9,195,000	8,377,537
5.50% 1/15/55	3,295,000	3,121,203

Verizon Communications 2.875% 11/20/50	8,640,000	5,303,035
VZ Secured Financing 144A 5.00% 1/15/32 #	3,340,000	2,988,098
		106,302,794
Consumer Cyclical — 5.88%
Amazon.com 2.50% 6/3/50	7,625,000	4,554,776
Ford Motor Credit
6.125% 3/8/34	2,780,000	2,724,666
6.50% 2/7/35	2,340,000	2,343,446
6.798% 11/7/28	7,410,000	7,696,377
6.80% 5/12/28	4,875,000	5,053,468
General Motors Financial
5.45% 9/6/34	3,825,000	3,700,444
5.60% 6/18/31	5,222,000	5,236,496
5.90% 1/7/35	6,450,000	6,416,216
5.95% 4/4/34	4,792,000	4,807,977

Schedules of investments
Macquarie Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Home Depot 4.85% 6/25/31	7,725,000	$ 7,733,841
Hyundai Capital America
144A 5.275% 6/24/27 #	2,490,000	2,515,181
144A 5.30% 3/19/27 #	5,440,000	5,486,432

VICI Properties 4.95% 2/15/30	10,645,000	10,473,339
		68,742,659
Consumer Non-Cyclical — 7.77%
AbbVie 5.35% 3/15/44	11,875,000	11,635,346
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	3,540,000	2,577,708
Bunge Limited Finance
2.75% 5/14/31	3,060,000	2,680,143
4.20% 9/17/29	5,505,000	5,344,201

Coca-Cola Consolidated 5.25% 6/1/29	5,780,000	5,860,330
Gilead Sciences 4.80% 4/1/44	10,235,000	9,223,332
HCA
5.45% 9/15/34	9,155,000	8,971,866
6.00% 4/1/54	3,895,000	3,761,781

JBS USA Holding Lux 3.00% 2/2/29	4,090,000	3,770,027
Merck & Co. 2.75% 12/10/51	15,502,000	9,416,322
Molson Coors Beverage 5.00% 5/1/42	5,180,000	4,722,319
Royalty Pharma
1.20% 9/2/25	3,750,000	3,672,329
3.35% 9/2/51	15,728,000	9,997,423
5.90% 9/2/54	447,000	426,384

Stryker 5.20% 2/10/35	8,815,000	8,758,942
		90,818,453
Electric — 7.95%
AEP Texas 5.45% 5/15/29	3,950,000	4,014,680
Appalachian Power 4.50% 8/1/32	4,140,000	3,922,001
Baltimore Gas and Electric 5.30% 6/1/34	2,270,000	2,268,281
Berkshire Hathaway Energy 2.85% 5/15/51	5,078,000	3,087,760
CenterPoint Energy Houston Electric 5.20% 10/1/28	5,549,000	5,631,427
Commonwealth Edison 2.75% 9/1/51	9,525,000	5,674,568
Constellation Energy Generation 5.75% 3/15/54	6,380,000	6,126,801
Dominion Energy
Series A 6.875% 2/1/55 μ	9,515,000	9,922,749
Series B 7.00% 6/1/54 μ	1,685,000	1,786,449

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Oglethorpe Power
3.75% 8/1/50	5,235,000	$ 3,724,202
4.50% 4/1/47	7,040,000	5,770,858
5.25% 9/1/50	3,995,000	3,633,960
6.20% 12/1/53	1,195,000	1,232,048
Pacific Gas & Electric
3.50% 8/1/50	2,730,000	1,788,279
4.20% 6/1/41	2,395,000	1,889,901
5.55% 5/15/29	2,705,000	2,696,844

PacifiCorp 2.90% 6/15/52	5,024,000	2,971,219
Public Service Co. of Colorado 5.35% 5/15/34	3,630,000	3,628,590
Public Service Co. of Oklahoma 3.15% 8/15/51	5,235,000	3,348,557
Virginia Electric and Power 5.05% 8/15/34	4,915,000	4,786,893
Vistra Operations
144A 5.70% 12/30/34 #	2,795,000	2,761,569
144A 6.95% 10/15/33 #	11,477,000	12,327,802
		92,995,438
Energy — 7.76%
BP Capital Markets 4.875% 3/22/30 μ, ψ	10,680,000	10,318,747
BP Capital Markets America
2.939% 6/4/51	4,970,000	3,088,462
5.227% 11/17/34	5,780,000	5,706,575
ConocoPhillips
5.00% 1/15/35	4,660,000	4,527,241
5.50% 1/15/55	4,380,000	4,147,215
5.55% 3/15/54	7,645,000	7,297,485
Enbridge
5.75% 7/15/80 μ	9,596,000	9,350,114
7.20% 6/27/54 μ	5,045,000	5,178,092
Energy Transfer
6.10% 12/1/28	2,415,000	2,506,019
6.25% 4/15/49	3,415,000	3,422,335
6.50% 11/15/26 μ, ψ	11,164,000	11,185,915
Enterprise Products Operating
4.95% 2/15/35	2,960,000	2,875,584
5.55% 2/16/55	4,384,000	4,218,486

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	3,828,394	3,070,761

Schedules of investments
Macquarie Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
6.20% 3/15/40	5,213,000	$ 5,149,175
6.60% 3/15/46	2,391,000	2,411,111
7.95% 6/15/39	1,826,000	2,049,024

Targa Resources 5.50% 2/15/35	2,551,000	2,517,055
Transcanada Trust 5.625% 5/20/75 μ	1,754,000	1,752,185
		90,771,581
Finance Companies — 8.39%
AerCap Ireland Capital DAC
3.00% 10/29/28	10,525,000	9,807,243
3.85% 10/29/41	4,935,000	3,887,929
5.10% 1/19/29	2,205,000	2,208,841
Air Lease
4.125% 12/15/26 μ, ψ	5,546,000	5,309,869
4.625% 10/1/28	1,843,000	1,821,895
5.10% 3/1/29	1,333,000	1,338,659
Apollo Debt Solutions BDC
144A 6.70% 7/29/31 #	5,825,000	6,023,846
144A 6.90% 4/13/29 #	3,025,000	3,149,212
Ares Capital
5.80% 3/8/32	1,115,000	1,106,267
5.95% 7/15/29	7,565,000	7,670,515
Ares Strategic Income Fund
144A 5.60% 2/15/30 #	3,220,000	3,181,572
144A 5.70% 3/15/28 #	7,130,000	7,138,959

Aviation Capital Group 144A 1.95% 9/20/26 #	2,535,000	2,417,753
Blackstone Private Credit Fund
144A 4.95% 9/26/27 #	2,775,000	2,741,065
144A 5.60% 11/22/29 #	2,840,000	2,808,561
6.00% 1/29/32	2,390,000	2,366,974
144A 6.00% 11/22/34 #	4,510,000	4,388,478
Blue Owl Credit Income
144A 5.80% 3/15/30 #	9,850,000	9,740,884
144A 6.60% 9/15/29 #	1,705,000	1,742,981

Blue Owl Technology Finance 144A 6.10% 3/15/28 #	5,550,000	5,570,922
HPS Corporate Lending Fund
144A 5.45% 1/14/28 #	8,145,000	8,122,763
144A 5.95% 4/14/32 #	5,545,000	5,499,657
		98,044,845

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance — 6.12%
Arthur J Gallagher & Co.
4.85% 12/15/29	1,750,000	$ 1,738,364
5.00% 2/15/32	1,750,000	1,720,681
5.55% 2/15/55	7,770,000	7,411,170
Athene Global Funding
144A 1.985% 8/19/28 #	18,309,000	16,419,605
144A 2.50% 3/24/28 #	3,455,000	3,197,761

Athene Holding 6.625% 10/15/54 μ	4,225,000	4,214,714
Beacon Funding Trust 144A 6.266% 8/15/54 #	5,435,000	5,289,471
Marsh & McLennan 5.35% 11/15/44	11,620,000	11,262,863
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	6,045,000	6,031,163
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	8,835,000	8,873,833
Pine Street Trust III 144A 6.223% 5/15/54 #	5,345,000	5,429,515
		71,589,140
Natural Gas — 1.21%
Sempra
4.875% 10/15/25 μ, ψ	4,208,000	4,174,685
6.40% 10/1/54 μ	7,560,000	7,300,924

Spire Missouri 5.15% 8/15/34	2,625,000	2,610,509
		14,086,118
Real Estate Investment Trusts — 0.60%
Extra Space Storage 2.35% 3/15/32	8,560,000	7,043,595
		7,043,595
Technology — 7.32%
Accenture Capital
4.05% 10/4/29	6,250,000	6,094,140
4.25% 10/4/31	3,295,000	3,181,274
4.50% 10/4/34	5,080,000	4,836,903
Broadcom
144A 3.187% 11/15/36 #	2,275,000	1,825,669
144A 4.926% 5/15/37 #	1,625,000	1,536,674
5.05% 7/12/29	11,065,000	11,112,369

CDW 3.276% 12/1/28	12,755,000	11,947,708
CoStar Group 144A 2.80% 7/15/30 #	7,012,000	6,164,935
Entegris 144A 4.75% 4/15/29 #	4,410,000	4,256,228
Marvell Technology 1.65% 4/15/26	5,585,000	5,378,648

Schedules of investments
Macquarie Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Oracle
3.60% 4/1/50	5,310,000	$ 3,688,719
5.25% 2/3/32	2,235,000	2,231,820
6.00% 8/3/55	2,520,000	2,517,223
6.125% 7/8/39	5,520,000	5,722,144
Roper Technologies
4.75% 2/15/32	5,625,000	5,493,628
4.90% 10/15/34	5,675,000	5,469,864

Sensata Technologies 144A 3.75% 2/15/31 #	4,730,000	4,177,588
		85,635,534
Transportation — 0.44%
CSX 4.75% 5/30/42	5,585,000	5,104,125
		5,104,125
Total Corporate Bonds (cost $1,161,442,219)		1,134,984,244

Non-Agency Asset-Backed Securities — 1.20%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	13,700,000	14,067,720
Total Non-Agency Asset-Backed Securities (cost $13,695,095)		14,067,720

Loan Agreements — 0.20%
Capital Goods — 0.20%
Standard Industries 6.05% (SOFR01M + 1.75%) 9/22/28 •	2,360,262	2,370,405
Total Loan Agreements (cost $2,360,263)		2,370,405
	Number of shares
Common Stock — 0.00%
Financials — 0.00%
MNSN Holdings =, †	5,640	28,200
Total Common Stock (cost $42,300)		28,200

Convertible Preferred Stock — 0.10%
Energy — 0.10%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,111,318
Total Convertible Preferred Stock (cost $1,136,296)		1,111,318

	Number of shares	Value (US $)

Preferred Stock — 0.27%
Financial Services — 0.27%
SVB Financial Trust †, ω	6,431	$ 3,183,345
Total Preferred Stock (cost $3,258,872)		3,183,345

Short-Term Investments — 1.55%
Money Market Mutual Funds — 1.55%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.26%)	4,523,040	4,523,040
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.27%)	4,523,039	4,523,039
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.35%)	4,523,039	4,523,039
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.31%)	4,523,039	4,523,039
Total Short-Term Investments (cost $18,092,157)		18,092,157
Total Value of Securities—100.39% (cost $1,200,027,202)		$1,173,837,389
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of Rule 144A securities was $211,840,874, which represents 18.12% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Schedules of investments
Macquarie Corporate Bond Fund
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
BDC – Business Development Company
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Extended Duration Bond Fund	January 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 100.30%
Banking — 13.20%
Bank of America 2.676% 6/19/41 μ	11,925,000	$ 8,352,007
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,625,000	1,621,686
Barclays 9.625% 12/15/29 μ, ψ	1,440,000	1,606,762
Citibank 5.57% 4/30/34	1,105,000	1,124,230
Citigroup 6.02% 1/24/36 μ	2,955,000	2,967,768
Goldman Sachs Group
5.561% 11/19/45 μ	7,000,000	6,813,600
5.734% 1/28/56 μ	1,830,000	1,822,797
JPMorgan Chase & Co.
3.109% 4/22/51 μ	7,145,000	4,745,062
5.534% 11/29/45 μ	2,825,000	2,775,968
Morgan Stanley
2.802% 1/25/52 μ	7,800,000	4,812,247
5.516% 11/19/55 μ	1,950,000	1,889,081

State Street 6.123% 11/21/34 μ	4,305,000	4,494,110
UBS Group
144A 5.379% 9/6/45 #, μ	3,750,000	3,588,328
144A 9.25% 11/13/28 #, μ, ψ	1,425,000	1,557,394
		48,171,040
Basic Industry — 2.71%
Freeport-McMoRan 5.45% 3/15/43	4,990,000	4,644,955
LYB International Finance III 3.625% 4/1/51	5,580,000	3,767,468
Sherwin-Williams 2.90% 3/15/52	2,415,000	1,470,923
		9,883,346
Brokerage — 2.12%
Blackstone Reg Finance 5.00% 12/6/34	2,355,000	2,281,340
Jefferies Financial Group 6.50% 1/20/43	5,225,000	5,479,770
		7,761,110
Capital Goods — 7.24%
Boeing
2.196% 2/4/26	1,715,000	1,671,119
6.858% 5/1/54	2,745,000	2,948,480

Deere & Co. 5.70% 1/19/55	4,185,000	4,292,500
Ingersoll Rand 5.70% 6/15/54	4,445,000	4,368,713
Lockheed Martin 5.20% 2/15/55	3,325,000	3,115,198
Northrop Grumman
4.03% 10/15/47	635,000	501,221
4.75% 6/1/43	480,000	432,132
5.20% 6/1/54	5,750,000	5,321,567

Schedules of investments
Macquarie Extended Duration Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Waste Management 5.35% 10/15/54	3,935,000	$ 3,778,916
		26,429,846
Communications — 12.31%
American Tower 3.10% 6/15/50	6,485,000	4,156,024
AT&T
3.50% 9/15/53	7,545,000	5,099,892
6.30% 1/15/38	2,055,000	2,200,007

Charter Communications Operating 3.85% 4/1/61	6,200,000	3,748,665
Crown Castle 2.90% 4/1/41	2,920,000	2,053,909
Meta Platforms 5.40% 8/15/54	7,630,000	7,408,030
Rogers Communications 4.55% 3/15/52	4,710,000	3,727,402
Time Warner Cable 7.30% 7/1/38	2,360,000	2,462,567
T-Mobile USA
3.00% 2/15/41	7,560,000	5,404,352
5.25% 6/15/55	1,380,000	1,257,314
5.50% 1/15/55	1,210,000	1,146,178

Verizon Communications 2.875% 11/20/50	8,805,000	5,404,308
VZ Secured Financing 144A 5.00% 1/15/32 #	955,000	854,381
		44,923,029
Consumer Cyclical — 5.41%
Amazon.com 2.50% 6/3/50	4,475,000	2,673,130
Ford Motor 4.75% 1/15/43	4,460,000	3,531,403
Ford Motor Credit 6.50% 2/7/35	830,000	831,222
General Motors 5.40% 4/1/48	6,290,000	5,518,691
Home Depot 5.30% 6/25/54	2,160,000	2,056,335
Lowe's 2.80% 9/15/41	7,430,000	5,128,865
		19,739,646
Consumer Non-Cyclical — 12.22%
AbbVie
4.25% 11/21/49	3,105,000	2,541,492
5.35% 3/15/44	4,545,000	4,453,276

Bimbo Bakeries USA 144A 4.00% 5/17/51 #	1,385,000	1,008,510
Gilead Sciences 4.80% 4/1/44	6,840,000	6,163,907
HCA 6.00% 4/1/54	5,835,000	5,635,429
Merck & Co. 2.75% 12/10/51	9,025,000	5,482,022
Molson Coors Beverage 5.00% 5/1/42	6,950,000	6,335,930
Nestle Holdings 144A 2.625% 9/14/51 #	7,085,000	4,289,564
Royalty Pharma 3.35% 9/2/51	9,283,000	5,900,692

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Takeda Pharmaceutical 3.175% 7/9/50	4,290,000	$ 2,792,123
		44,602,945
Electric — 12.63%
Arizona Public Service 4.20% 8/15/48	2,720,000	2,127,182
Baltimore Gas and Electric
4.55% 6/1/52	2,540,000	2,108,276
5.65% 6/1/54	1,695,000	1,651,183

Berkshire Hathaway Energy 2.85% 5/15/51	1,048,000	637,253
Commonwealth Edison 2.75% 9/1/51	4,745,000	2,826,858
Constellation Energy Generation 5.75% 3/15/54	5,775,000	5,545,811
Dominion Energy
Series A 6.875% 2/1/55 μ	1,315,000	1,371,352
Series B 7.00% 6/1/54 μ	1,170,000	1,240,442

NextEra Energy Capital Holdings 3.00% 1/15/52	7,465,000	4,634,490
NSTAR Electric 4.95% 9/15/52	1,590,000	1,418,122
Oglethorpe Power
3.75% 8/1/50	3,190,000	2,269,380
4.50% 4/1/47	3,380,000	2,770,668
6.20% 12/1/53	410,000	422,711
Pacific Gas & Electric
3.50% 8/1/50	2,905,000	1,902,913
4.20% 6/1/41	885,000	698,356

PacifiCorp 2.90% 6/15/52	2,215,000	1,309,962
Public Service Co. of Oklahoma 3.15% 8/15/51	2,240,000	1,432,811
Southern California Edison 4.125% 3/1/48	2,288,000	1,700,442
Southwestern Electric Power 3.25% 11/1/51	8,530,000	5,451,688
Virginia Electric and Power 2.95% 11/15/51	2,420,000	1,499,599
Vistra Operations 144A 5.70% 12/30/34 #	3,120,000	3,082,682
		46,102,181
Energy — 12.02%
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,400,000	2,318,820
BP Capital Markets America 2.939% 6/4/51	6,320,000	3,927,381
ConocoPhillips
5.50% 1/15/55	1,785,000	1,690,132
5.55% 3/15/54	5,120,000	4,887,263
Enbridge
6.70% 11/15/53	1,595,000	1,722,054
7.20% 6/27/54 μ	1,880,000	1,929,596

Schedules of investments
Macquarie Extended Duration Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer
6.25% 4/15/49	1,700,000	$ 1,703,651
6.50% 11/15/26 μ, ψ	1,622,000	1,625,184
Enterprise Products Operating
3.30% 2/15/53	5,680,000	3,736,458
5.55% 2/16/55	1,585,000	1,525,160

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,412,592	1,133,042
Kinder Morgan 5.95% 8/1/54	3,510,000	3,415,072
Northern Natural Gas 144A 3.40% 10/16/51 #	4,505,000	2,964,893
Occidental Petroleum
6.20% 3/15/40	3,450,000	3,407,760
7.95% 6/15/39	667,000	748,466

Shell International Finance 3.00% 11/26/51	6,970,000	4,415,106
Transcanada Trust 5.625% 5/20/75 μ	647,000	646,330
Williams 6.00% 3/15/55	2,070,000	2,065,595
		43,861,963
Finance Companies — 3.31%
AerCap Ireland Capital DAC 3.85% 10/29/41	8,990,000	7,082,569
Air Lease 4.125% 12/15/26 μ, ψ	1,470,000	1,407,412
Blackstone Private Credit Fund 144A 6.00% 11/22/34 #	2,105,000	2,048,281
Blue Owl Credit Income
144A 5.80% 3/15/30 #	930,000	919,698
144A 6.60% 9/15/29 #	620,000	633,811
		12,091,771
Insurance — 5.99%
Aon 2.90% 8/23/51	2,952,000	1,789,809
Arthur J Gallagher & Co. 5.55% 2/15/55	3,580,000	3,414,670
Athene Holding 3.95% 5/25/51	6,750,000	4,834,272
Beacon Funding Trust 144A 6.266% 8/15/54 #	4,525,000	4,403,838
Marsh & McLennan 5.35% 11/15/44	3,755,000	3,639,591
Pine Street Trust III 144A 6.223% 5/15/54 #	3,735,000	3,794,058
		21,876,238
Natural Gas — 3.17%
Sempra 6.40% 10/1/54 μ	2,300,000	2,221,180
Southern California Gas 4.30% 1/15/49	4,500,000	3,604,393
Southwest Gas
3.80% 9/29/46	2,150,000	1,588,747
4.15% 6/1/49	2,430,000	1,853,859

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas (continued)

Spire Missouri 3.30% 6/1/51	3,440,000	$ 2,311,699
		11,579,878
Technology — 6.04%
Broadcom 144A 4.926% 5/15/37 #	7,555,000	7,144,351
KLA 4.95% 7/15/52	6,415,000	5,809,672
Lam Research 2.875% 6/15/50	4,255,000	2,709,019
Oracle
3.60% 4/1/50	7,059,000	4,903,704
6.00% 8/3/55	1,475,000	1,473,375
		22,040,121
Transportation — 1.93%
CSX
4.75% 5/30/42	4,292,000	3,922,454
4.90% 3/15/55	3,483,000	3,124,431
		7,046,885
Total Corporate Bonds (cost $403,155,001)		366,109,999

Loan Agreements — 0.24%
Capital Goods — 0.24%
Standard Industries 6.05% (SOFR01M + 1.75%) 9/22/28 •	867,229	870,956
Total Loan Agreements (cost $867,229)		870,956
	Number of shares
Convertible Preferred Stock — 0.20%
Energy — 0.20%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	729,048
Total Convertible Preferred Stock (cost $740,231)		729,048

Short-Term Investments — 1.00%
Money Market Mutual Funds — 1.00%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.26%)	917,069	917,069
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.27%)	917,070	917,070

Schedules of investments
Macquarie Extended Duration Bond Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.35%)	917,070	$ 917,070
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.31%)	917,070	917,070
Total Short-Term Investments (cost $3,668,279)		3,668,279
Total Value of Securities—101.74% (cost $408,430,740)		$371,378,282
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of Rule 144A securities was $37,422,831, which represents 10.25% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
 January 31, 2025 (Unaudited)
	Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund
Assets:
Investments, at value*	$1,173,837,389	$371,378,282
Cash	461,260	420
Dividends and interest receivable	15,148,865	4,958,763
Receivable for securities sold	5,759,886	—
Receivable for fund shares sold	1,707,830	263,985
Prepaid expenses	72,326	60,681
Other assets	22,815	3,582
Total Assets	1,197,010,371	376,665,713
Liabilities:
Payable for securities purchased	23,547,941	1,472,124
Payable for fund shares redeemed	1,812,143	9,818,640
Distribution payable	1,383,233	40,649
Other accrued expenses	570,610	186,809
Investment management fees payable to affiliates	343,002	113,823
Distribution fees payable to affiliates	82,878	11,169
Total Liabilities	27,739,807	11,643,214
Total Net Assets	$1,169,270,564	$365,022,499

Net Assets Consist of:
Paid-in capital	$1,536,872,717	$501,761,264
Total distributable earnings (loss)	(367,602,153)	(136,738,765)
Total Net Assets	$1,169,270,564	$365,022,499

Statements of assets and liabilities

	Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund

Net Asset Value

Class A:
Net assets	$340,551,908	$33,228,062
Shares of beneficial interest outstanding, unlimited authorization, no par	22,446,294	2,387,531
Net asset value per share	$15.17	$13.92
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$15.88	$14.58

Class C:
Net assets	$8,731,003	$2,841,035
Shares of beneficial interest outstanding, unlimited authorization, no par	575,349	204,301
Net asset value per share	$15.18	$13.91

Class R:
Net assets	$7,578,903	$3,808,263
Shares of beneficial interest outstanding, unlimited authorization, no par	499,074	273,133
Net asset value per share	$15.19	$13.94

Institutional Class:
Net assets	$802,037,974	$305,103,625
Shares of beneficial interest outstanding, unlimited authorization, no par	52,867,744	21,967,068
Net asset value per share	$15.17	$13.89

Class R6:
Net assets	$10,370,776	$20,041,514
Shares of beneficial interest outstanding, unlimited authorization, no par	683,975	1,441,768
Net asset value per share	$15.16	$13.90
*Investments, at cost	$1,200,027,202	$408,430,740
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
 Six months ended January 31, 2025 (Unaudited)
	Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund
Investment Income:
Interest	$32,908,080	$12,187,239
Dividends	407,860	96,631
	33,315,940	12,283,870

Expenses:
Management fees	2,995,858	1,245,724
Distribution expenses — Class A	451,973	46,252
Distribution expenses — Class C	46,346	16,804
Distribution expenses — Class R	19,308	10,187
Dividend disbursing and transfer agent fees and expenses	703,056	243,680
Reports and statements to shareholders expenses	144,698	19,607
Accounting and administration expenses	119,541	56,624
Registration fees	54,481	43,858
Legal fees	47,021	15,432
Trustees’ fees	28,236	10,415
Audit and tax fees	25,318	25,319
Custodian fees	7,702	3,428
Other	44,453	15,641
	4,687,991	1,752,971
Less expenses waived	(676,700)	(409,373)
Less expenses paid indirectly	(8,624)	(3,276)
Total operating expenses	4,002,667	1,340,322
Net Investment Income (Loss)	29,313,273	10,943,548

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(7,552,857)	(16,960,107)
Net change in unrealized appreciation (depreciation) on investments	(8,345,924)	1,775,431
Net Realized and Unrealized Gain (Loss)	(15,898,781)	(15,184,676)
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,414,492	$(4,241,128)
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Corporate Bond Fund
	Six months ended 1/31/25 (Unaudited)	Year ended 7/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$29,313,273	$58,334,530
Net realized gain (loss)	(7,552,857)	(81,281,824)
Net change in unrealized appreciation (depreciation)	(8,345,924)	113,877,394
Net increase (decrease) in net assets resulting from operations	13,414,492	90,930,100

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(8,525,693)	(14,536,303)
Class C	(183,697)	(370,924)
Class R	(172,608)	(291,860)
Institutional Class	(21,219,002)	(39,709,704)
Class R6	(357,838)	(721,231)
	(30,458,838)	(55,630,022)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	15,547,022	32,693,821
Class C	941,008	1,523,333
Class R	760,437	1,344,958
Institutional Class	100,524,098	212,501,234
Class R6	478,977	3,088,573

Net assets from reorganization:[1]
Class A	—	166,241,070
Class C	—	1,053,645
Institutional Class	—	120,705,024

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,106,859	13,733,055
Class C	159,918	328,774
Class R	172,310	291,376
Institutional Class	12,938,861	23,864,024
Class R6	238,945	508,119
	139,868,435	577,877,006

	Six months ended 1/31/25 (Unaudited)	Year ended 7/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(45,792,058)	$(95,849,199)
Class C	(1,790,420)	(5,080,549)
Class R	(789,054)	(1,840,315)
Institutional Class	(168,691,908)	(430,332,937)
Class R6	(5,512,980)	(3,660,582)
	(222,576,420)	(536,763,582)
Increase (decrease) in net assets derived from capital share transactions	(82,707,985)	41,113,424
Net Increase (Decrease) in Net Assets	(99,752,331)	76,413,502

Net Assets:
Beginning of period	1,269,022,895	1,192,609,393
End of period	$1,169,270,564	$1,269,022,895
[1]	See Note 5 in "Notes to financial statements."
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Extended Duration Bond Fund
	Six months ended 1/31/25 (Unaudited)	Year ended 7/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$10,943,548	$21,945,987
Net realized gain (loss)	(16,960,107)	(27,375,916)
Net change in unrealized appreciation (depreciation)	1,775,431	31,016,212
Net increase (decrease) in net assets resulting from operations	(4,241,128)	25,586,283

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(838,588)	(1,722,991)
Class C	(63,461)	(141,097)
Class R	(87,146)	(195,231)
Institutional Class	(9,004,782)	(18,259,992)
Class R6	(764,753)	(830,527)
	(10,758,730)	(21,149,838)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	3,147,029	7,215,856
Class C	466,189	1,085,671
Class R	398,773	966,238
Institutional Class	65,746,209	205,111,468
Class R6	37,120,712	8,132,957

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	817,837	1,678,124
Class C	63,086	139,318
Class R	87,166	195,178
Institutional Class	8,831,984	17,955,238
Class R6	647,792	797,770
	117,326,777	243,277,818

	Six months ended 1/31/25 (Unaudited)	Year ended 7/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,389,063)	$(15,025,634)
Class C	(1,285,634)	(1,288,676)
Class R	(1,017,507)	(1,436,579)
Institutional Class	(168,717,971)	(161,813,880)
Class R6	(35,403,248)	(5,544,544)
	(212,813,423)	(185,109,313)
Increase (decrease) in net assets derived from capital share transactions	(95,486,646)	58,168,505
Net Increase (Decrease) in Net Assets	(110,486,504)	62,604,950

Net Assets:
Beginning of period	475,509,003	412,904,053
End of period	$365,022,499	$475,509,003
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Corporate Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]
$15.39	$15.09	$16.01	$19.47	$19.62	$17.91

0.35	0.67	0.48	0.45	0.45	0.51
(0.20)	0.26	(0.85)	(3.10)	0.03	1.74
0.15	0.93	(0.37)	(2.65)	0.48	2.25

(0.37)	(0.63)	(0.55)	(0.51)	(0.51)	(0.54)
—	—	—	(0.30)	(0.12)	—
(0.37)	(0.63)	(0.55)	(0.81)	(0.63)	(0.54)

$15.17	$15.39	$15.09	$16.01	$19.47	$19.62

0.94%	6.38%	(2.15%)	(13.91%)	2.47%	12.90%

$340,552	$367,604	$233,495	$285,977	$412,495	$199,500
0.81%	0.82%	0.82%	0.82%	0.82%	0.82%
0.92%	0.92%	0.92%	0.91%	0.91%	0.91%
4.53%	4.44%	3.92%	2.49%	2.31%	2.71%
4.42%	4.34%	3.82%	2.40%	2.22%	2.62%
60%	123%	109%	109%	123%	172%

Financial highlights
Macquarie Corporate Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]
$15.40	$15.09	$16.01	$19.47	$19.62	$17.91

0.29	0.55	0.39	0.30	0.30	0.36
(0.20)	0.28	(0.87)	(3.07)	0.03	1.77
0.09	0.83	(0.48)	(2.77)	0.33	2.13

(0.31)	(0.52)	(0.44)	(0.39)	(0.36)	(0.42)
—	—	—	(0.30)	(0.12)	—
(0.31)	(0.52)	(0.44)	(0.69)	(0.48)	(0.42)

$15.18	$15.40	$15.09	$16.01	$19.47	$19.62

0.56%	5.66%	(2.87%)	(14.55%)	1.70%	12.05%

$8,731	$9,542	$11,482	$15,995	$28,365	$48,283
1.56%	1.57%	1.57%	1.57%	1.57%	1.57%
1.67%	1.67%	1.67%	1.66%	1.66%	1.66%
3.78%	3.69%	3.17%	1.74%	1.56%	1.96%
3.67%	3.59%	3.07%	1.65%	1.47%	1.87%
60%	123%	109%	109%	123%	172%

Financial highlights
Macquarie Corporate Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]
$15.41	$15.10	$16.02	$19.50	$19.62	$17.94

0.33	0.63	0.45	0.39	0.39	0.45
(0.20)	0.28	(0.86)	(3.09)	0.06	1.74
0.13	0.91	(0.41)	(2.70)	0.45	2.19

(0.35)	(0.60)	(0.51)	(0.48)	(0.45)	(0.51)
—	—	—	(0.30)	(0.12)	—
(0.35)	(0.60)	(0.51)	(0.78)	(0.57)	(0.51)

$15.19	$15.41	$15.10	$16.02	$19.50	$19.62

0.82%	6.18%	(2.33%)	(14.26%)	2.37%	12.43%

$7,579	$7,550	$7,613	$9,419	$12,760	$14,107
1.06%	1.07%	1.07%	1.07%	1.07%	1.07%
1.17%	1.17%	1.17%	1.16%	1.16%	1.16%
4.28%	4.19%	3.67%	2.24%	2.06%	2.46%
4.17%	4.09%	3.57%	2.15%	1.97%	2.37%
60%	123%	109%	109%	123%	172%

Financial highlights
Macquarie Corporate Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]
$15.39	$15.09	$16.01	$19.47	$19.62	$17.91

0.37	0.70	0.52	0.48	0.48	0.54
(0.20)	0.27	(0.86)	(3.07)	0.06	1.77
0.17	0.97	(0.34)	(2.59)	0.54	2.31

(0.39)	(0.67)	(0.58)	(0.57)	(0.57)	(0.60)
—	—	—	(0.30)	(0.12)	—
(0.39)	(0.67)	(0.58)	(0.87)	(0.69)	(0.60)

$15.17	$15.39	$15.09	$16.01	$19.47	$19.62

1.07%	6.65%	(1.91%)	(13.69%)	2.72%	13.18%

$802,038	$868,986	$924,989	$957,741	$1,036,266	$903,456
0.56%	0.57%	0.57%	0.57%	0.57%	0.57%
0.67%	0.67%	0.67%	0.66%	0.66%	0.66%
4.78%	4.69%	4.17%	2.74%	2.56%	2.96%
4.67%	4.59%	4.07%	2.65%	2.47%	2.87%
60%	123%	109%	109%	123%	172%

Financial highlights
Macquarie Corporate Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]
$15.38	$15.08	$16.00	$19.47	$19.59	$17.91

0.38	0.72	0.53	0.51	0.51	0.57
(0.21)	0.27	(0.86)	(3.11)	0.06	1.74
0.17	0.99	(0.33)	(2.60)	0.57	2.31

(0.39)	(0.69)	(0.59)	(0.57)	(0.57)	(0.63)
—	—	—	(0.30)	(0.12)	—
(0.39)	(0.69)	(0.59)	(0.87)	(0.69)	(0.63)

$15.16	$15.38	$15.08	$16.00	$19.47	$19.59

1.12%	6.76%	(1.71%)	(13.78%)	2.97%	13.12%

$10,371	$15,341	$15,030	$12,206	$10,763	$4,058
0.45%	0.46%	0.48%	0.48%	0.48%	0.48%
0.57%	0.58%	0.58%	0.57%	0.57%	0.57%
4.88%	4.80%	4.27%	2.83%	2.65%	3.05%
4.76%	4.68%	4.17%	2.74%	2.56%	2.96%
60%	123%	109%	109%	123%	172%

Financial highlights
Macquarie Extended Duration Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]
$14.42	$14.40	$15.81	$21.36	$23.19	$20.52

0.34	0.65	0.49	0.57	0.60	0.66
(0.51)	—[4]	(1.34)	(4.62)	(0.36)	3.15
(0.17)	0.65	(0.85)	(4.05)	0.24	3.81

(0.33)	(0.63)	(0.56)	(0.60)	(0.63)	(0.69)
—	—	—	(0.90)	(1.44)	(0.45)
—	—	—	—[5]	—	—
(0.33)	(0.63)	(0.56)	(1.50)	(2.07)	(1.14)
$13.92	$14.42	$14.40	$15.81	$21.36	$23.19
(1.23%)	4.70%	(5.12%)	(20.07%)	1.24%	19.19%

$33,227	$36,940	$43,304	$66,508	$99,512	$130,678
0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
1.00%	0.98%	1.05%	1.01%	0.99%	0.98%
4.61%	4.64%	4.22%	3.09%	2.85%	3.16%
4.43%	4.48%	3.99%	2.90%	2.68%	3.00%
59%	86%	60%	76%	85%	108%

Financial highlights
Macquarie Extended Duration Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]
$14.41	$14.38	$15.80	$21.36	$23.16	$20.49

0.28	0.54	0.41	0.45	0.45	0.51
(0.50)	0.01	(1.37)	(4.66)	(0.33)	3.15
(0.22)	0.55	(0.96)	(4.21)	0.12	3.66

(0.28)	(0.52)	(0.46)	(0.45)	(0.48)	(0.54)
—	—	—	(0.90)	(1.44)	(0.45)
—	—	—	—[4]	—	—
(0.28)	(0.52)	(0.46)	(1.35)	(1.92)	(0.99)
$13.91	$14.41	$14.38	$15.80	$21.36	$23.16
(1.60%)	3.99%	(5.95%)	(20.66%)	0.62%	18.32%

$2,841	$3,690	$3,743	$5,319	$9,171	$13,859
1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
1.75%	1.73%	1.80%	1.76%	1.74%	1.73%
3.86%	3.89%	3.47%	2.34%	2.10%	2.41%
3.68%	3.73%	3.24%	2.15%	1.93%	2.25%
59%	86%	60%	76%	85%	108%

Financial highlights
Macquarie Extended Duration Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]
$14.45	$14.42	$15.84	$21.42	$23.22	$20.55

0.32	0.62	0.48	0.54	0.54	0.63
(0.52)	—[4]	(1.38)	(4.68)	(0.30)	3.12
(0.20)	0.62	(0.90)	(4.14)	0.24	3.75

(0.31)	(0.59)	(0.52)	(0.54)	(0.60)	(0.63)
—	—	—	(0.90)	(1.44)	(0.45)
—	—	—	—[5]	—	—
(0.31)	(0.59)	(0.52)	(1.44)	(2.04)	(1.08)
$13.94	$14.45	$14.42	$15.84	$21.42	$23.22
(1.42%)	4.51%	(5.40%)	(20.35%)	1.13%	18.87%

$3,808	$4,472	$4,731	$5,489	$8,631	$12,065
1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
1.25%	1.23%	1.30%	1.26%	1.24%	1.23%
4.36%	4.39%	3.97%	2.84%	2.60%	2.91%
4.18%	4.23%	3.74%	2.65%	2.43%	2.75%
59%	86%	60%	76%	85%	108%

Financial highlights
Macquarie Extended Duration Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]
$14.39	$14.37	$15.78	$21.33	$23.13	$20.46

0.35	0.68	0.54	0.60	0.66	0.72
(0.50)	—[4]	(1.36)	(4.62)	(0.33)	3.15
(0.15)	0.68	(0.82)	(4.02)	0.33	3.87

(0.35)	(0.66)	(0.59)	(0.63)	(0.69)	(0.75)
—	—	—	(0.90)	(1.44)	(0.45)
—	—	—	—[5]	—	—
(0.35)	(0.66)	(0.59)	(1.53)	(2.13)	(1.20)
$13.89	$14.39	$14.37	$15.78	$21.33	$23.13
(1.11%)	4.96%	(4.90%)	(19.90%)	1.63%	19.54%

$305,104	$411,058	$345,299	$332,410	$404,838	$377,316
0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
0.75%	0.73%	0.80%	0.76%	0.74%	0.73%
4.85%	4.89%	4.47%	3.34%	3.10%	3.41%
4.67%	4.73%	4.24%	3.15%	2.93%	3.25%
59%	86%	60%	76%	85%	108%

Financial highlights
Macquarie Extended Duration Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]
$14.40	$14.38	$15.79	$21.33	$23.16	$20.49

0.36	0.70	0.56	0.69	0.69	0.75
(0.50)	(0.01)[4]	(1.37)	(4.67)	(0.36)	3.12
(0.14)	0.69	(0.81)	(3.98)	0.33	3.87

(0.36)	(0.67)	(0.60)	(0.66)	(0.72)	(0.75)
—	—	—	(0.90)	(1.44)	(0.45)
—	—	—	—[5]	—	—
(0.36)	(0.67)	(0.60)	(1.56)	(2.16)	(1.20)
$13.90	$14.40	$14.38	$15.79	$21.33	$23.16
(1.05%)	5.07%	(4.74%)	(19.83%)	1.58%	19.61%

$20,042	$19,349	$15,827	$11,663	$59,933	$57,108
0.46%	0.46%	0.47%	0.48%	0.48%	0.49%
0.65%	0.62%	0.67%	0.66%	0.65%	0.63%
4.99%	5.00%	4.57%	3.43%	3.19%	3.49%
4.80%	4.84%	4.37%	3.25%	3.02%	3.35%
59%	86%	60%	76%	85%	108%

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund
   January 31, 2025 (Unaudited)
Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers three series: Macquarie Corporate Bond Fund (formerly, Delaware Corporate Bond Fund through December 30, 2024), Macquarie Extended Duration Bond Fund (formerly, Delaware Extended Duration Bond Fund through December 30, 2024), and Macquarie Floating Rate Fund (formerly, Delaware Floating Rate Fund through December 30, 2024). These financial statements and the related notes pertain to Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended January 31, 2025, and for all open tax years (years ended July 31, 2022–July 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended January 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

1. Significant Accounting Policies (continued)
classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to each Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Corporate Bond Fund	$7,601
Macquarie Extended Duration Bond Fund	3,191
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2025, each Fund earned the following amounts under this arrangement.
Fund	Earnings Credits
Macquarie Corporate Bond Fund	$1,023
Macquarie Extended Duration Bond Fund	85
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund's average daily net assets from August 1, 2024 (except as noted) through November 28, 2025.

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Macquarie Corporate Bond Fund	0.54%*	0.45%
Macquarie Extended Duration Bond Fund	0.56%*	0.46%
*	Prior to November 29, 2024, the expense limitation for Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund was 0.57%.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2024 (except as noted) through November 28, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6
Macquarie Corporate Bond Fund	0.79%*	1.54%*	1.04%*	0.54%*	0.45%
Macquarie Extended Duration Bond Fund	0.81%**	1.56%**	1.06%**	0.56%**	0.46%
*	Effective November 29, 2024. Prior to November 29, 2024, the amounts for Macquarie Corporate Bond Fund Class A, Class C, Class R and Institutional Class were 0.82%, 1.57%, 1.07%, and 0.57%, respectively.
**	Effective November 29, 2024. Prior to November 29, 2024, the amounts for Macquarie Extended Duration Bond Fund Class A, Class C, Class R and Institutional Class were 0.82%, 1.57%, 1.07%, and 0.57%, respectively.
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Funds, pays the Affiliated Sub-Advisors a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Corporate Bond Fund	$30,404
Macquarie Extended Duration Bond Fund	12,325
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services,
DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Corporate Bond Fund	$40,478
Macquarie Extended Duration Bond Fund	14,695
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended January 31, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Corporate Bond Fund	$11,594
Macquarie Extended Duration Bond Fund	4,267
For the six months ended January 31, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Corporate Bond Fund	$6,631
Macquarie Extended Duration Bond Fund	3,112
For the six months ended January 31, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Corporate Bond Fund	$81	$518
Macquarie Extended Duration Bond Fund	—	292
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to each Fund.

3. Investments
For the six months ended January 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Macquarie Corporate Bond Fund	$732,503,789	$809,922,320
Macquarie Extended Duration Bond Fund	260,093,728	347,801,446
At January 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2025, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie Corporate Bond Fund	$1,198,747,602	$13,433,861	$(38,344,074)	$(24,910,213)
Macquarie Extended Duration Bond Fund	407,514,061	898,799	(37,034,578)	(36,135,779)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2024, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Corporate Bond Fund	$ 114,829,291	$218,950,146	$ 333,779,437
Macquarie Extended Duration Bond Fund	18,173,628	65,493,553	83,667,181
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

3. Investments (continued)
market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of January 31, 2025:
	Macquarie Corporate Bond Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$—	$28,200	$28,200
Convertible Preferred Stock	1,111,318	—	—	1,111,318
Corporate Bonds	—	1,134,984,244	—	1,134,984,244
Loan Agreements	—	2,370,405	—	2,370,405
Non-Agency Asset-Backed Securities	—	14,067,720	—	14,067,720
Preferred Stock	—	3,183,345	—	3,183,345
Short-Term Investments	18,092,157	—	—	18,092,157
Total Value of Securities	$19,203,475	$1,154,605,714	$28,200	$1,173,837,389
	Macquarie Extended Duration Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Preferred Stock	$729,048	$—	$729,048
Corporate Bonds	—	366,109,999	366,109,999
Loan Agreements	—	870,956	870,956
Short-Term Investments	3,668,279	—	3,668,279
Total Value of Securities	$4,397,327	$366,980,955	$371,378,282
During the six months ended January 31, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Macquarie Corporate Bond Fund's net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to Macquarie Corporate Bond Fund's net assets at the end of the period. As of January 31, 2025, Macquarie Extended Duration Fund had no Level 3 investments.

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Corporate Bond Fund		Macquarie Extended Duration Bond Fund
	Six months ended	Year ended	Six months ended	Year ended
	1/31/25	7/31/24	1/31/25	7/31/24
Shares sold:
Class A	1,004,245	2,177,661	215,356	510,210
Class C	61,165	101,351	32,096	78,160
Class R	48,962	89,031	27,647	68,575
Institutional Class	6,493,032	14,171,057	4,562,575	14,723,791
Class R6	31,058	209,164	2,616,521	584,970

Shares from reorganization:[1]
Class A	—	11,698,429	—	—
Class C	—	74,200	—	—
Institutional Class	—	8,477,104	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	525,543	911,350	56,745	119,820
Class C	10,364	21,902	4,378	9,949
Class R	11,162	19,385	6,039	13,900
Institutional Class	838,779	1,587,909	613,143	1,280,848
Class R6	15,477	33,860	45,305	56,886
	9,039,787	39,572,403	8,179,805	17,447,109

Shares redeemed:
Class A	(2,964,187)	(6,378,958)	(446,123)	(1,076,516)
Class C	(115,960)	(338,394)	(88,278)	(92,226)
Class R	(51,042)	(122,480)	(70,099)	(100,948)
Institutional Class	(10,920,777)	(29,076,165)	(11,771,007)	(11,476,604)
Class R6	(359,793)	(242,381)	(2,563,374)	(399,255)
	(14,411,759)	(36,158,378)	(14,938,881)	(13,145,549)
Net increase (decrease)	(5,371,972)	3,414,025	(6,759,076)	4,301,560
[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2025 and the year ended 2024, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value

Macquarie Corporate Bond Fund
Six months ended
1/31/25	14,680	2,976	1,048	4,032	14,680	—	$287,298
Year ended
7/31/24	22,497	2,750	19,273	17,848	23,287	3,989	663,963

Macquarie Extended Duration Bond Fund
Six months ended
1/31/25	292	2,094	2,277	4,369	293	—	67,550
Year ended
7/31/24	941	876	6,927	7,789	943	—	116,435
5. Reorganizations
The following reorganization did not take place during the reporting period covered by this report. On February 15-16, 2023, the Board approved proposals to reorganize Delaware Ivy Crossover Credit Fund (the “Acquired Fund I”), a series of Delaware Ivy Funds, and Delaware Ivy Corporate Bond Fund (the “Acquired Fund II”), a series of Delaware Ivy Funds (and together with Acquired Fund I, the “Acquired Funds”) with and into Delaware Corporate Bond Fund (the “Acquiring Fund”), a series of the Trust (each a "Reorganization" and together the “Reorganizations”). On June 27, 2023 and September 8, 2023, Acquired Fund I shareholders and Acquired Fund II shareholders, respectively, approved the Reorganizations. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Funds were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of the Acquired Funds in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganizations. The Reorganizations were accomplished by tax-free exchange of shares on September 15, 2023 for the Acquired Fund I Reorganization and on October 27, 2023 for the Acquired Fund II Reorganization. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

5. Reorganizations (continued)
The share transaction information associated with the Acquired Fund I and the Acquiring Fund on the Acquired Fund I Reorganization date were as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$2,544,171	308,384	237,279	$ 224,008,795	0.5605
Class C	—	—	—	10,792,564	—
Class R	—	—	—	7,217,940	—
Class I/ Institutional Class*	9,345,712	1,132,814	634,899	883,887,486	0.5605
Class R6	—	—	—	14,782,264	—
Class Y**	948,568	114,978	—	—	—
* Class I shares are named Institutional Class of the Acquiring Fund.
** Class Y shares of the Acquired Fund I were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund I before the Acquired Fund I Reorganization were $12,844,489. The Acquired Fund I net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund I Reorganization. The net assets of the Acquiring Fund immediately following the Acquired Fund I Reorganization were $1,153,527,500.
The share transaction information associated with the Acquired Fund II and the Acquiring Fund on the Acquired Fund II Reorganization date were as follows:
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$162,552,869	11,035,497	11,461,150	$ 216,762,446	1.0373
Class C	1,053,645	71,677	74,200	10,075,494	1.0352
Class R	—	—	—	6,899,805	—
Class I/ Institutional Class*	111,359,312	7,549,784	7,842,205	772,317,284	1.0387
Class R6	—	—	—	15,366,569	—
Class Y**	195,462	13,270	—	—	—
* Class I shares are named Institutional Class for the Acquiring Fund.
** Class Y shares of the Acquired Fund II were converted into Class A shares of the Acquiring Fund.

The net assets of the Acquired Fund II before the Acquired Fund II Reorganization were $275,324,845. The Acquired Fund II net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund II Reorganization. The net assets of the Acquiring Fund immediately following the Acquired Fund II Reorganization were $1,296,582,886.
Assuming the Reorganizations had been completed on August 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended July 31, 2024, would have been as follows:
Net investment income	$60,572,185
Net realized loss on investments	(114,822,878)
Net change in unrealized appreciation (depreciation)	130,638,979
Net increase in net assets resulting from operations	$76,388,286
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund’s "Statements of operations" since the Reorganizations were consummated on September 15, 2023 for the Acquired Fund I and October 27, 2023 for the Acquired Fund II.
6. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
Each Fund had no amounts outstanding as of January 31, 2025, or at any time during the period then ended.
7. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

7. Securities Lending (continued)
subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
At January 31, 2025, each Fund had no securities out on loan.
8. Credit and Market Risks
Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC or Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds. There were no unfunded loan commitments at the six months ended January 31, 2025.

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

8. Credit and Market Risks (continued)
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statements of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
9. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In November 2023, the FASB issued an Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (CODM). ASU 2023-07, among other things,

(i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. Each Fund is currently assessing the impact of this ASU, however, the Funds do not expect a material impact on its financial statements.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2025, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 for Macquarie Corporate Bond Fund
At a meeting held on August 13-15, 2024 (the "Annual Contract Renewal Meeting"), the Board of Trustees (Board), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the "Independent Trustees"), approved the renewal of the Delaware Corporate Bond Fund (Fund) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the "Affiliated Sub-Advisers").
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an "Investment Committee" and together, the "Investment Committees"), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under their Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information,  and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.

Other Fund information (Unaudited)
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 for Macquarie Corporate Bond Fund
(continued)
The Board took into account the benefits to shareholders of investing in Funds that are part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the "Performance Universe"). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the third quartile of its Performance Universe and for the 5- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was below the median of its Performance Universe and for the 5- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 5-year period and underperformed its benchmark index for the 1-, 3-, and 10-year periods. The Board noted the explanations from DMC and the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe and its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Fund.  DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the "Expense Group"). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the "Expense Universe"). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the

Other Fund information (Unaudited)
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 for Macquarie Corporate Bond Fund
(continued)
Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board noted that, as of March 31, 2024, the Fund’s net assets exceeded its second breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 for Macquarie Extended Duration Bond Fund
At a meeting held on August 13-15, 2024 (the "Annual Contract Renewal Meeting"), the Board of Trustees (Board), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the "Independent Trustees"), approved the renewal of the Delaware Extended Duration Bond Fund (Fund) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the "Affiliated Sub-Advisers").
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an "Investment Committee" and together, the "Investment Committees"), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

Other Fund information (Unaudited)
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 for Macquarie Extended Duration Bond Fund (continued)
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers.  The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs

(including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with

Other Fund information (Unaudited)
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 for Macquarie Extended Duration Bond Fund (continued)
portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the "Performance Universe"). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first quartile of its Performance Universe, for the 3-year period was in the fourth quartile of its Performance Universe and for the 5-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was above the median of its Performance Universe and for the 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the 1- and 10-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Fund.  DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the "Expense Group"). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the "Expense Universe"). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and

Other Fund information (Unaudited)
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 for Macquarie Extended Duration Bond Fund (continued)
evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4285661)
SA-460-0325
This page is not part of the Financial statements and other information.

Fixed income mutual fund
Macquarie Floating Rate Fund
(formerly, Delaware Floating Rate Fund)
Financial statements and other information
For the six months ended January 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Floating Rate Fund	January 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 3.66%
720 East CLO Series 2023-IA D 144A 10.152% (TSFR03M + 5.85%, Floor 5.85%) 4/15/36 #, •	1,000,000	$ 1,006,395
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 8.443% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	250,637
Series 2017-1A ERR 144A 11.793% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	400,000	397,242

AGL CLO Series 2024-32A E 144A 10.043% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	450,000	456,627
AIMCO CLO Series 2022-18A ER 144A 9.793% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	250,000	252,161
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.64% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	450,000	454,583
Ballyrock CLO Series 2024-26A C1 144A 7.60% (TSFR03M + 3.30%, Floor 3.30%) 7/25/37 #, •	500,000	509,499
Barings CLO Series 2024-2A E 144A 10.202% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	1,000,000	1,009,630
Bear Mountain Park CLO Series 2022-1A ER 144A 10.252% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	750,000	764,191
Carlyle US CLO Series 2021-11A ER 144A 10.80% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	450,000	453,954
Dryden CLO
Series 2020-85A ER2 144A 11.302% (TSFR03M + 7.00%, Floor 7.00%) 7/15/37 #, •	500,000	509,228
Series 2022-109A ER 144A 0.00% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •, ^	1,000,000	1,000,000

Elmwood CLO Series 2022-4A ER 144A 10.003% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	450,000	452,998
Flatiron CLO Series 2023-1A D 144A 9.553% (TSFR03M + 5.25%, Floor 5.25%) 4/17/36 #, •	1,000,000	1,015,222
GoldenTree Loan Management US CLO Series 2024-20A E 144A 10.193% (TSFR03M + 5.90%, Floor 5.90%) 7/20/37 #, •	750,000	765,678
Invesco US CLO Series 2024-1RA ER 144A 11.702% (TSFR03M + 7.40%, Floor 7.40%) 4/15/37 #, •	1,000,000	1,013,840
Lodi Park CLO Series 2024-1A D1 144A 7.293% (TSFR03M + 3.00%, Floor 3.00%) 7/21/37 #, •	750,000	759,202
Madison Park Funding XXXI Series 2018-31A ER 144A 10.69% (TSFR03M + 6.40%, Floor 6.40%) 7/23/37 #, •	1,000,000	1,011,221
Madison Park Funding XXXIV Series 2019-34A D1RR 144A 7.658% (TSFR03M + 3.35%, Floor 3.35%) 10/16/37 #, •	1,500,000	1,530,181
    1

Schedule of investments
Macquarie Floating Rate Fund
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Neuberger Berman Loan Advisers CLO
Series 2024-56A D 144A 7.397% (TSFR03M + 3.10%, Floor 3.10%) 7/24/37 #, •	1,000,000	$ 1,011,770
Series 2024-57A D1 144A 7.50% (TSFR03M + 2.90%, Floor 2.90%) 10/24/38 #, •	1,000,000	1,016,308

Octagon Investment Partners 48 Series 2020-3A DAR2 144A 7.452% (TSFR03M + 3.15%, Floor 3.15%) 1/15/39 #, •	1,000,000	1,015,698
OHA Loan Funding Series 2016-1A D1R2 144A 7.343% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	600,000	606,919
Orion CLO Series 2023-2A D 144A 9.60% (TSFR03M + 5.30%, Floor 5.30%) 1/25/37 #, •	1,000,000	1,028,761
OZLM XIX Series 2017-19A CRR 144A 7.802% (TSFR03M + 3.50%, Floor 3.50%) 1/15/35 #, •	1,000,000	1,005,932
Palmer Square CLO Series 2024-2A E 144A 9.993% (TSFR03M + 5.70%, Floor 5.70%) 7/20/37 #, •	1,000,000	1,013,205
Post CLO Series 2023-1A D 144A 9.543% (TSFR03M + 5.25%, Floor 5.25%) 4/20/36 #, •	795,000	800,129
Symphony CLO XXII Series 2020-22A DR 144A 7.593% (TSFR03M + 3.30%, Floor 3.30%) 4/18/33 #, •	1,000,000	1,005,000
TCW CLO Series 2024-2A E 144A 11.553% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	550,000	554,252
Venture CLO Series 2024-49A E 144A 11.973% (TSFR03M + 7.68%, Floor 7.68%) 4/20/37 #, •	1,000,000	1,006,295
Verde CLO Series 2019-1A DRR 144A 7.502% (TSFR03M + 3.20%, Floor 3.20%) 4/15/32 #, •	1,000,000	1,005,569
Wellfleet CLO
Series 2022-1A D1R 144A 8.252% (TSFR03M + 3.95%, Floor 3.95%) 7/15/37 #, •	1,000,000	1,010,733
Series 2022-1A ER 144A 12.052% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	550,000	554,144

Wind River CLO Series 2023-1A D 144A 10.63% (TSFR03M + 6.33%, Floor 6.33%) 4/25/36 #, •	500,000	505,039
Total Collateralized Debt Obligations (cost $26,558,817)		26,752,243

Convertible Bond — 0.06%
Communication Services — 0.06%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	256,567	441,036
Total Convertible Bond (cost $247,650)		441,036
2

	Principalamount°	Value (US $)
Corporate Bonds — 3.49%
Communication Services — 0.54%
Consolidated Communications
144A 5.00% 10/1/28 #	500,000	$ 474,181
144A 6.50% 10/1/28 #	1,000,000	977,942

Frontier Communications Holdings 144A 6.00% 1/15/30 #	1,000,000	1,002,831
Iliad Holding 144A 8.50% 4/15/31 #	1,000,000	1,074,485
VZ Secured Financing 144A 5.00% 1/15/32 #	500,000	447,320
		3,976,759
Consumer Discretionary — 0.40%
Garrett Motion Holdings 144A 7.75% 5/31/32 #	500,000	509,847
S&S Holdings 144A 8.375% 10/1/31 #	2,410,000	2,420,091
		2,929,938
Consumer Staples — 0.21%
Cerdia Finanz 144A 9.375% 10/3/31 #	1,500,000	1,570,200
		1,570,200
Energy — 0.43%
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	290,092
144A 6.25% 4/15/32 #	698,000	663,400

Nabors Industries 144A 9.125% 1/31/30 #	500,000	519,453
Transocean 144A 8.00% 2/1/27 #	629,000	629,456
Vital Energy 144A 7.875% 4/15/32 #	500,000	493,470
Weatherford International 144A 8.625% 4/30/30 #	500,000	518,870
		3,114,741
Financials — 0.63%
Ardonagh Finco 144A 7.75% 2/15/31 #	2,000,000	2,060,650
Focus Financial Partners 144A 6.75% 9/15/31 #	500,000	502,962
Howden UK Refinance 144A 7.25% 2/15/31 #	2,000,000	2,045,363
		4,608,975
Healthcare — 0.50%
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	1,850,000	1,640,038
CHS
144A 4.75% 2/15/31 #	1,000,000	816,772
144A 5.25% 5/15/30 #	1,000,000	853,341
144A 6.875% 4/15/29 #	500,000	343,688
		3,653,839
    3

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Industrials — 0.14%
Bombardier 144A 8.75% 11/15/30 #	500,000	$ 538,999
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	500,000	507,405
		1,046,404
Information Technology — 0.28%
UKG 144A 6.875% 2/1/31 #	2,000,000	2,043,302
		2,043,302
Materials — 0.21%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,000,000	998,799
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	500,000	510,105
		1,508,904
Utilities — 0.15%
Venture Global LNG 144A 8.375% 6/1/31 #	500,000	526,543
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	552,554
		1,079,097
Total Corporate Bonds (cost $26,041,206)		25,532,159

Loan Agreements — 93.14%
Communication Services — 10.79%
Advantage Sales & Marketing 8.805% (SOFR03M + 4.51%) 10/28/27 •	5,845,569	5,848,614
Charter Communications Operating
Tranche B4 6.31% (SOFR03M + 2.00%) 12/7/30 •	1,356,300	1,356,300
Tranche B5 6.56% (SOFR03M + 2.25%) 11/21/31 •	977,639	977,706

Connect US Finco 8.812% (SOFR01M + 4.50%) 9/27/29 •	7,753,484	6,764,915
Consolidated Communications Tranche B1 7.926% (SOFR01M + 3.50%) 10/2/27 •	11,140,820	11,103,220
Coral US Co-Borrower
Tranche B6 7.421% (SOFR01M + 3.11%) 10/15/29 •	2,774,524	2,761,953
Tranche B7 TBD 1/28/32 X	6,725,000	6,688,571

Cumulus Media New Holdings 9.302% (SOFR03M + 5.00%) 3/31/29 •	9,414,465	3,907,003
DirectV Financing Tranche B 10.097% (SOFR03M + 5.51%) 8/2/29 •	1,880,816	1,870,972
Endeavor Group Holdings TBD 1/27/32 X	3,650,000	3,654,563
Frontier Communications Holdings Tranche B 6.803% (SOFR01M + 2.50%) 7/1/31 •	8,395,745	8,479,702
4

	Principalamount°	Value (US $)

Loan Agreements (continued)
Communication Services (continued)

Gray Television Tranche F 9.559% (SOFR01M + 5.25%) 6/4/29 •	1,950,200	$ 1,853,503
Lorca Telecom Bidco Tranche B4 7.829% (SOFR03M + 3.50%) 3/25/31 •	4,848,362	4,875,635
Midcontinent Communications 6.805% (SOFR01M + 2.50%) 8/16/31 •	3,416,438	3,442,061
Speedster Bidco Tranche B TBD 10/17/31 X	1,955,000	1,969,967
Sunrise Financing 2.50% 2/17/32	2,875,000	2,867,813
Terrier Media Buyer 7.929% (SOFR03M + 3.60%) 6/18/29 •	4,794,506	4,462,884
UFC Holdings Tranche B4 6.77% (SOFR03M + 2.25%) 11/21/31 •	1,950,000	1,963,406
Univision Communications 1st Lien 8.579% (SOFR03M + 4.25%) 6/24/29 •	1,214,228	1,222,323
Virgin Media Bristol Tranche Y 7.724% (SOFR03M + 3.28%) 3/31/31 •	2,858,000	2,803,521
		78,874,632
Consumer Discretionary — 13.29%
Amentum Holdings 6.562% (SOFR01M + 2.25%) 9/29/31 •	3,500,000	3,494,312
Belron Finance US 7.273% (SOFR03M + 2.75%) 10/16/31 •	1,955,100	1,974,651
Caesars Entertainment
Tranche B 6.562% (SOFR01M + 2.25%) 2/6/30 •	1,583,312	1,591,229
Tranche B1 6.562% (SOFR01M + 2.25%) 2/6/31 •	2,024,700	2,035,034

Carnival 6.302% (SOFR01M + 2.00%) 10/18/28 •	1,523,277	1,531,846
Cedar Fair Tranche B 6.309% (SOFR01M + 2.00%) 5/1/31 •	1,457,675	1,463,596
Clarios Global
7.065% (SOFR01M + 2.75%) 1/15/32 •	4,806,000	4,813,507
Tranche B 6.812% (SOFR01M + 2.50%) 5/6/30 •	1,336,625	1,337,042

Fertitta Entertainment Tranche B 7.812% (SOFR01M + 3.50%) 1/27/29 •	4,882,449	4,912,456
Flutter Entertainment Tranche B 6.079% (SOFR03M + 1.75%) 11/30/30 •	1,496,321	1,501,933
Flynn Restaurant Group TBD 1/17/32 X	6,635,000	6,641,224
Hilton Worldwide Finance Tranche B4 6.061% (SOFR01M + 1.75%) 11/8/30 •	1,475,000	1,483,465
HomeServe USA Holding 6.299% (SOFR01M + 2.00%) 10/21/30 •	2,391,925	2,393,420
Hunter Douglas Holding Tranche B1 7.553% (SOFR02M + 3.25%) 1/14/32 •	5,061,547	5,081,580
    5

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Discretionary (continued)

J&J Ventures Gaming 7.802% (SOFR01M + 3.50%) 4/26/30 •	7,690,000	$ 7,691,200
Madison Safety & Flow 7.562% (SOFR01M + 3.25%) 9/26/31 •	3,456,337	3,487,120
MajorDrive Holdings IV 8.59% (SOFR03M + 4.26%) 6/1/28 •	6,325,393	6,130,362
Nvent Electric Public Limited Company Tranche B TBD 9/12/31 X	3,455,000	3,491,709
Omnia Partners 7.05% (SOFR03M + 2.75%) 7/25/30 •	1,213,908	1,220,736
Peer Holding III
Tranche B4 7.579% (SOFR03M + 3.25%) 10/28/30 •	1,359,091	1,368,860
Tranche B5 7.329% (SOFR03M + 3.00%) 7/1/31 •	1,415,000	1,424,138

PetsMart 8.162% (SOFR01M + 3.85%) 2/11/28 •	1,879,873	1,891,329
Protective Industrial Products TBD 1/17/32 X	4,800,000	4,797,000
Scientific Games Holdings 7.296% (SOFR03M + 3.00%) 4/4/29 •	2,922,901	2,937,150
Scientific Games International Tranche B2 6.551% (SOFR01M + 2.25%) 4/14/29 •	2,067,382	2,075,350
Staples 10.041% (SOFR03M + 5.75%) 9/4/29 •	3,182,025	3,074,062
Station Casinos Tranche B 6.312% (SOFR01M + 2.00%) 3/14/31 •	1,458,975	1,463,534
Tempur Sealy International Tranche B 6.85% (SOFR01M + 2.50%) 10/24/31 •	6,538,000	6,572,324
Victra Holdings 9.541% - 9.562% (SOFR01M + 5.25%) 3/31/29 •	7,795,218	7,918,639
Wand NewCo 3 (SOFR03M + 3.25%) 1/30/31 •	1,279,413	1,281,212
		97,080,020
Consumer Staples — 2.02%
Fiesta Purchaser Tranche B 7.562% (SOFR01M + 3.25%) 2/12/31 •	6,805,843	6,831,896
Golden State Foods 8.576% (SOFR01M + 4.25%) 12/4/31 •	2,940,000	2,975,962
United Natural Foods 9.062% (SOFR01M + 4.75%) 4/25/31 •	4,848,362	4,932,452
		14,740,310
Energy — 1.12%
Buckeye Partners Tranche B6 6.062% (SOFR01M + 1.75%) 11/22/30 •	1,940,362	1,944,454
Epic Crude Services 7.302% (SOFR03M + 3.00%) 10/15/31 •	4,895,000	4,944,386
6

	Principalamount°	Value (US $)

Loan Agreements (continued)
Energy (continued)
GIP Pilot Acquisition Partners 6.302% (SOFR03M + 2.00%) 10/4/30 •	1,297,549	$ 1,304,848
		8,193,688
Financials — 15.66%
A-Ap Buyer 7.562% (SOFR01M + 3.25%) 9/9/31 •	2,920,000	2,944,332
Allspring Buyer 7.375% (SOFR03M + 3.00%) 11/1/30 •	1,440,000	1,445,940
AmWINS Group TBD 1/23/32 X	4,540,000	4,552,294
Amynta Agency Borrower 7.291% - 7.312% (SOFR01M + 3.00%) 12/29/31 •	4,902,038	4,905,612
Ardonagh Group Finco
TBD 2/18/31 X	8,790,000	8,795,494
Tranche B 8.039% - 8.079% (SOFR03M + 3.75%) 2/17/31 •	8,980,000	8,991,225

AssuredPartners 7.812% (SOFR01M + 3.50%) 2/14/31 •	1,506,480	1,509,252
Azorra Soar TLB Finance 7.859% (SOFR03M + 3.50%) 10/18/29 •	8,388,975	8,357,516
Chrysaor Bidco
TBD 7/17/31 X	134,281	135,976
Tranche B TBD 7/17/31 X	1,815,719	1,838,642

Clover Holdings 2 8.428% (SOFR03M + 4.00%) 12/9/31 •	8,775,000	8,862,750
Cpi Holdco B Tranche B 6.562% (SOFR01M + 2.25%) 5/19/31 •	2,935,000	2,942,948
Dechra Pharmaceuticals Holdings TBD 12/4/31 X	960,000	966,000
Dragon Buyer 7.579% (SOFR03M + 3.25%) 9/30/31 •	5,675,000	5,709,583
Focus Financial Partners TBD 9/11/31 X	2,885,000	2,894,016
Glatfelter 8.764% (SOFR03M + 4.25%) 11/4/31 •	7,830,000	7,876,494
HUB International 7.043% (SOFR03M + 2.75%) 6/20/30 •	2,858,537	2,873,967
Hyperion Refinance 7.312% (SOFR01M + 3.00%) 2/15/31 •	2,908,062	2,926,057
Inception Finco Tranche B4 8.829% (SOFR03M + 4.50%) 4/9/31 •	2,914,303	2,941,260
Jane Street Group 6.395% (SOFR03M + 2.00%) 12/10/31 •	3,285,052	3,288,133
Jefferies Finance 7.302% (SOFR01M + 3.00%) 10/21/31 •	9,915,000	9,967,668
Jones DesLauriers Insurance Management 7.562% (SOFR01M + 3.25%) 3/15/30 •	1,505,392	1,510,097
June Purchaser 7.579% (SOFR03M + 3.25%) 11/28/31 •	4,658,571	4,715,057
Jupiter Buyer 9.059% (SOFR01M + 4.75%) 10/10/31 •	1,752,759	1,764,809
Ncr Atleos Tranche B 8.053% (SOFR03M + 3.75%) 3/27/29 •	1,566,267	1,578,993
    7

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Financials (continued)

NGP XI Midstream Holdings Tranche B2 7.829% (SOFR03M + 3.50%) 7/25/31 •	5,120,000	$ 5,142,400
Truist Insurance Holdings Tranche B 7.079% (SOFR03M + 2.75%) 5/6/31 •	1,349,153	1,355,478
USI
6.579% (SOFR03M + 2.25%) 9/27/30 •	2,339,231	2,342,155
Tranche D 6.579% (SOFR03M + 2.25%) 11/22/29 •	1,279,690	1,280,991
		114,415,139
Healthcare — 7.43%
ADMI 10.062% (SOFR01M + 5.75%) 12/23/27 •	4,360,950	4,389,567
AthenaHealth Group 7.312% (SOFR01M + 3.25%) 2/15/29 •	3,499,558	3,513,091
DaVita Tranche B1 6.312% (SOFR01M + 2.00%) 5/9/31 •	1,441,387	1,446,030
Electron Bidco 7.062% (SOFR01M + 3.11%) 11/1/28 •	2,357,546	2,376,885
Hanger 7.812% (SOFR01M + 3.50%) 10/23/31 •	885,932	895,806
Heartland Dental 8.812% (SOFR01M + 4.50%) 4/28/28 •	9,952,566	10,001,642
Jazz Financing Lux Tranche B2 6.562% (SOFR01M + 2.25%) 5/5/28 •	1,050,059	1,054,215
LifePoint Health Tranche B2 7.965% (SOFR03M + 3.50%) 5/16/31 •	2,927,662	2,916,684
Mamba Purchaser Tranche B 7.312% (SOFR01M + 3.00%) 10/16/28 •	3,019,829	3,033,040
Medline Borrower 6.562% (SOFR01M + 2.25%) 10/23/28 •	1,421,438	1,430,322
Raven Acquisition Holdings 7.562% (SOFR01M + 3.25%) 11/19/31 •	4,111,333	4,132,626
Select Medical Tranche B2 6.309% (SOFR01M + 2.00%) 12/3/31 •	955,000	958,780
Southern Veterinary Partners 7.715% (SOFR03M + 3.25%) 12/4/31 •	2,935,000	2,960,910
Surgery Center Holdings 7.061% (SOFR01M + 2.75%) 12/19/30 •	6,915,275	6,951,774
US Fertility Enterprises Tranche B 8.785% (SOFR03M + 4.50%) 10/10/31 •	3,280,870	3,305,476
Zelis Payments Buyer Tranche B 7.562% (SOFR01M + 3.25%) 11/26/31 •	4,895,000	4,921,516
		54,288,364
8

	Principalamount°	Value (US $)

Loan Agreements (continued)
Industrials — 16.10%
Air Canada 1st Lien 6.337% (SOFR03M + 2.00%) 3/21/31 •	972,650	$ 980,248
Alliance Laundry Systems Tranche B 7.805% (SOFR01M + 3.50%) 8/19/31 •	2,815,000	2,832,788
American Airlines 9.305% (SOFR03M + 5.01%) 4/20/28 •	7,198,750	7,386,033
Aramark Services Tranche B8 6.312% (SOFR01M + 2.00%) 6/22/30 •	492,500	495,629
Asplundh Tree Expert 6.062% (SOFR01M + 1.75%) 5/23/31 •	1,456,210	1,453,870
Caci International Tranche B 6.06% (SOFR01M + 1.75%) 10/30/31 •	1,955,000	1,961,516
Champions Financing 9.271% (SOFR03M + 4.75%) 2/6/29 •	6,323,073	5,785,611
CP Atlas Buyer Tranche B 8.162% (SOFR01M + 3.85%) 11/23/27 •	5,888,937	5,691,411
Dayforce 6.791% (SOFR03M + 2.50%) 3/3/31 •	2,920,325	2,936,752
Delta Air Lines 8.043% (SOFR03M + 3.75%) 10/20/27 •	839,565	856,206
Dynasty Acquisition
Tranche B1 6.562% (SOFR01M + 2.25%) 10/31/31 •	1,416,289	1,424,366
Tranche B2 6.562% (SOFR01M + 2.25%) 10/31/31 •	538,711	541,783

Gates Tranche B5 6.062% (SOFR01M + 1.75%) 6/4/31 •	1,170,796	1,173,856
Genesee & Wyoming Tranche B 6.079% (SOFR03M + 1.75%) 4/10/31 •	1,461,337	1,461,399
Goat Holdco Tranche B TBD 12/10/31 X	7,680,000	7,704,799
Grant Thornton Advisors 7.055% (SOFR03M + 2.75%) 6/2/31 •	1,331,662	1,336,656
Hdi Aerospace Intermediate Holding Iii Tranche B TBD 9/19/31 X	1,955,000	1,964,775
Isolved Tranche B2 7.562% (SOFR01M + 3.25%) 10/15/30 •	3,226,930	3,265,249
JBT Marel Tranche B 6.662% (SOFR01M + 2.25%) 1/2/32 •	3,915,000	3,956,597
Kaman
TBD 1/30/32 X	331,466	332,916
Tranche B TBD 1/29/32 X	3,513,534	3,528,906

Kodiak BP 8.046% (SOFR03M + 3.75%) 11/26/31 •	1,250,000	1,252,455
Lsf12 Crown Us Commercial Bidco 8.559% (SOFR01M + 4.25%) 12/2/31 •	7,245,000	7,261,606
Mermaid Bidco Tranche B 7.804% (SOFR03M + 3.25%) 7/3/31 •	3,910,200	3,951,746
Pre Paid Legal Services 1st Lien 7.676% (SOFR01M + 3.86%) 12/15/28 •	486,250	490,100
    9

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)

Radar Bidco Tranche B2 8.044% (SOFR03M + 3.75%) 4/4/31 •	6,143,062	$ 6,216,011
Rockpoint Gas Storage Partners 7.985% (SOFR03M + 3.50%) 9/12/31 •	6,885,000	6,939,219
Setanta Aircraft Leasing DAC Tranche B 6.079% (SOFR03M + 2.01%) 11/6/28 •	628,054	632,077
SPX Flow Tranche B 7.312% (SOFR01M + 3.00%) 4/5/29 •	7,545,871	7,624,997
Standard Industries 6.05% (SOFR01M + 1.75%) 9/22/28 •	420,667	422,474
SunSource Borrower 8.412% (SOFR01M + 4.10%) 3/25/31 •	3,961,294	3,988,528
Terex 6.312% (SOFR01M + 2.00%) 10/8/31 •	1,515,000	1,525,687
Titan Acquisition 8.785% (SOFR03M + 4.50%) 2/15/29 •	4,860,575	4,908,170
Transdigm Tranche J 6.829% (SOFR03M + 2.50%) 2/28/31 •	2,369,127	2,380,288
TransUnion Intermediate Holdings Tranche B8 6.062% (SOFR01M + 1.75%) 6/24/31 •	1,467,625	1,469,917
United Air Lines Tranche B 6.297% (SOFR03M + 2.00%) 2/22/31 •	2,444,567	2,456,536
United Rentals (North America) 6.062% (SOFR01M + 1.75%) 2/14/31 •	1,456,556	1,472,214
White Cap Buyer Tranche C 7.562% (SOFR01M + 3.25%) 10/19/29 •	4,537,109	4,552,817
Windsor Holdings III 7.802% (SOFR01M + 3.50%) 8/1/30 •	2,997,224	3,025,323
		117,641,531
Information Technology — 13.19%
Applied Systems
TBD 1/2/40 X	10,500,000	10,769,062
2nd Lien 9.579% (SOFR03M + 5.25%) 2/23/32 •	11,500,000	11,803,071

BCPE Pequod Buyer 7.791% (SOFR03M + 3.50%) 11/25/31 •	3,455,000	3,496,028
BMC Software
1st Lien 8.335% (SOFR03M + 3.75%) 7/30/31 •	1,476,050	1,484,940
2nd Lien 10.041% (SOFR03M + 5.75%) 7/3/32 •	8,998,564	8,925,451

Boost Newco Borrower Tranche B1 6.829% (SOFR03M + 2.50%) 1/31/31 •	2,443,875	2,458,641
Cloud Software Group Tranche B 7.829% (SOFR02M + 3.50%) 3/30/29 •	3,982,880	4,013,584
Commscope TBD 12/17/29 X	3,500,000	3,574,375
Cotiviti 7.625% 5/1/31	5,750,000	5,802,107
10

	Principalamount°	Value (US $)

Loan Agreements (continued)
Information Technology (continued)

Ellucian Holding 2nd Lien 9.062% (SOFR01M + 4.75%) 11/15/32 •	2,000,000	$ 2,050,000
Entegris Tranche B 6.075% (SOFR03M + 1.75%) 7/6/29 •	489,332	492,594
Epicor Software Tranche F 7.062% (SOFR01M + 2.75%) 5/30/31 •	1,628,712	1,643,981
Evertec Group Tranche B 7.062% (SOFR01M + 2.75%) 10/30/30 •	2,460,000	2,490,750
First Advantage Holdings Tranche B2 7.562% (SOFR01M + 3.25%) 10/31/31 •	3,455,000	3,492,428
Fortress Intermediate 3 7.812% (SOFR01M + 3.75%) 6/27/31 •	1,321,687	1,327,056
Genesys Cloud Services Holdings II TBD 1/24/32 X	1,925,000	1,932,819
Icon Parent I
7.516% (SOFR03M + 3.00%) 11/13/31 •	3,000,000	3,017,187
2nd Lien 9.516% (SOFR03M + 5.00%) 9/10/32 •	2,250,000	2,300,625

Indicor Tranche D 7.079% (SOFR03M + 2.75%) 11/22/29 •	3,702,657	3,717,468
Indy Us Bidco 7.812% (SOFR01M + 3.50%) 3/6/28 •	480,000	481,200
Informatica Tranche B 6.562% (SOFR01M + 2.25%) 10/27/28 •	3,482,097	3,504,585
Project Boost Purchaser 9.557% (SOFR03M + 5.25%) 7/16/32 •	3,000,000	3,075,000
Proofpoint 7.312% (SOFR01M + 3.00%) 8/31/28 •	1,200,000	1,208,400
Quartz AcquireCo Tranche B1 7.079% (SOFR03M + 2.75%) 6/28/30 •	2,089,788	2,104,155
RealPage 8.079% (SOFR03M + 3.75%) 4/24/28 •	960,000	968,000
Rocket Software 8.562% (SOFR01M + 4.25%) 11/28/28 •	1,496,250	1,516,440
SS&C Technologies Holdings Tranche B8 6.312% (SOFR01M + 2.00%) 5/9/31 •	1,247,205	1,251,943
UKG Tranche B 7.30% (SOFR03M + 3.00%) 2/10/31 •	7,462,500	7,517,409
		96,419,299
Materials — 8.70%
Arsenal Aic Parent Tranche B 7.562% (SOFR01M + 3.25%) 8/18/30 •	2,854,044	2,871,881
Bakelite US Holdco 8.087% (SOFR03M + 3.75%) 12/16/31 •	6,250,000	6,250,000
Berry Global Tranche AA 6.162% (SOFR01M + 1.86%) 7/1/29 •	973,960	976,893
Clydesdale Acquisition Holdings Tranche B 7.487% (SOFR01M + 3.18%) 4/13/29 •	2,108,813	2,117,026
Derby Buyer 7.326% (SOFR01M + 3.00%) 11/1/30 •	3,855,862	3,875,142
Eco Material Technologies TBD 1/30/32 X	3,365,000	3,356,587
    11

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Materials (continued)
Form Technologies 1st Lien 10.043% (SOFR03M + 5.75%) 5/30/30 •	5,750,000	$ 5,714,062
Gulfside Supply 7.326% (SOFR03M + 3.00%) 6/17/31 •	1,357,005	1,365,910
Ineos Quattro Holdings UK Tranche B 8.562% (SOFR01M + 4.25%) 10/1/31 •	4,790,000	4,769,044
Ineos US Finance Tranche B TBD 2/7/31 X	1,925,000	1,925,722
Johnstone Supply Tranche B 6.799% (SOFR01M + 2.50%) 6/9/31 •	957,600	961,790
Minerals Technologies Tranche B 6.311% (SOFR01M + 2.00%) 11/21/31 •	3,915,000	3,937,022
Olympus Water US Holding Tranche B6 7.337% (SOFR03M + 3.00%) 6/20/31 •	4,529,838	4,544,936
Quikrete Holdings
Tranche B 6.812% (SOFR01M + 2.50%) 4/14/31 •	1,014,025	1,017,405
Tranche B TBD 1/31/32 X	2,885,000	2,877,788

Sparta US HoldCo 7.309% (SOFR01M + 3.00%) 8/2/30 •	486,240	490,799
Touchdown Acquirer 7.579% (SOFR03M + 3.25%) 2/21/31 •	4,518,675	4,541,268
Usalco 8.312% (SOFR01M + 4.00%) 9/30/31 •	4,705,220	4,758,153
Vantage Specialty Chemicals 1st Lien 9.052% (SOFR01M + 4.75%) 10/26/26 •	5,807,036	5,745,337
Zekelman Industries 6.551% (SOFR01M + 2.25%) 1/24/31 •	1,472,820	1,483,602
		63,580,367
Real Estate — 0.21%
Iron Mountain Information Management Tranche B 6.312% (SOFR01M + 2.00%) 1/31/31 •	1,516,475	1,517,423
		1,517,423
Utilities — 4.63%
Alpha Generation Tranche B 7.062% (SOFR01M + 2.75%) 9/30/31 •	4,374,038	4,404,109
Calpine Tranche B10 6.062% (SOFR01M + 1.75%) 1/31/31 •	2,444,043	2,445,133
Hamilton Projects Acquiror 1st Lien 8.062% (SOFR01M + 3.75%) 5/31/31 •	9,799,790	9,896,259
Lackawanna Energy Center
Tranche B2 8.562% (SOFR01M + 4.25%) 8/6/29 •	1,999,072	2,019,686
Tranche C 8.562% (SOFR01M + 4.25%) 8/6/29 •	439,307	443,837

Lightning Power Tranche B 7.579% (SOFR03M + 3.25%) 8/18/31 •	5,686,050	5,724,636
12

	Principalamount°	Value (US $)

Loan Agreements (continued)
Utilities (continued)

NGL Energy Operating 8.062% (SOFR01M + 3.75%) 2/3/31 •	4,539,939	$ 4,563,774
Talen Energy Supply Tranche B 7.023% (SOFR03M + 2.50%) 5/17/30 •	599,295	602,104
TerraForm Power Operating 6.929% (SOFR03M + 2.60%) 5/21/29 •	2,248,207	2,257,575
Vistra Operations Company 6.062% (SOFR01M + 1.75%) 12/20/30 •	1,505,515	1,508,966
		33,866,079
Total Loan Agreements (cost $678,491,243)		680,616,852
	Number of shares
Common Stock — 0.02%
Consumer Discretionary — 0.02%
Studio City International Holdings †, π	29,695	144,021
Total Common Stock (cost $89,260)		144,021

Exchange-Traded Funds — 2.13%
Invesco Senior Loan ETF	420,000	8,841,000
SPDR Blackstone Senior Loan ETF	160,000	6,713,600
Total Exchange-Traded Funds (cost $15,548,645)		15,554,600

Short-Term Investments — 4.87%
Money Market Mutual Funds — 4.87%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.26%)	8,907,203	8,907,203
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.27%)	8,907,203	8,907,203
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.35%)	8,907,203	8,907,203
    13

Schedule of investments
Macquarie Floating Rate Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.31%)	8,907,203	$ 8,907,203
Total Short-Term Investments (cost $35,628,812)		35,628,812
Total Value of Securities—107.37% (cost $782,605,633)		$784,669,723
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of Rule 144A securities was $52,284,402, which represents 7.15% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Represents a security with a settlement after January 31, 2025, at which time the interest rate will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At January 31, 2025, the aggregate value of restricted securities was $585,057, which represented 0.08% of the Fund’s net assets. See Note 7 in “Notes to financial statements” and the table on the next page for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
14

X	This loan will settle after January 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai PIK	2/7/22	$247,650	$441,036
Studio City International Holdings	2/7/22	89,260	144,021
Total		$336,910	$585,057
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at January 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Hanger TBD 10/23/31 X	$114,069	$115,340	$114,069	$1,271
June Purchaser TBD 11/28/31 X	776,429	785,843	775,721	10,122
Jupiter Buyer TBD 10/10/31 X	202,241	203,632	201,251	2,381
Raven Acquisition Holdings TBD 11/19/31 X	293,667	295,364	292,232	3,132
US Fertility Enterprises TBD 10/10/31 X	149,130	148,758	147,690	1,068
Usalco TBD 9/30/31 X	484,780	490,234	484,780	5,454
Total	$2,020,316	$2,039,171	$2,015,743	$23,428
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPDR – Standard & Poor's Depositary Receipt
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
    15

Schedule of investments
Macquarie Floating Rate Fund
Summary of abbreviations: (continued)
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
16

Statement of assets and liabilities
Macquarie Floating Rate Fund	January 31, 2025 (Unaudited)
Assets:
Investments, at value*	$784,669,723
Cash	8,205,280
Receivable for securities sold	30,447,567
Receivable for fund shares sold	3,771,817
Dividends and interest receivable	3,461,260
Prepaid expenses	54,687
Unrealized appreciation on unfunded loan commitments**	23,428
Other assets	1,631
Total Assets	830,635,393
Liabilities:
Payable for securities purchased	96,894,064
Payable for fund shares redeemed	2,054,320
Distribution payable	369,227
Investment management fees payable to affiliates	300,706
Other accrued expenses	199,598
Distribution fees payable to affiliates	33,384
Total Liabilities	99,851,299
Total Net Assets	$730,784,094

Net Assets Consist of:
Paid-in capital	$773,915,070
Total distributable earnings (loss)	(43,130,976)
Total Net Assets	$730,784,094
    17

Statement of assets and liabilities
Macquarie Floating Rate Fund

Net Asset Value

Class A:
Net assets	$86,991,030
Shares of beneficial interest outstanding, unlimited authorization, no par	10,850,479
Net asset value per share	$8.02
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.25

Class C:
Net assets	$16,214,074
Shares of beneficial interest outstanding, unlimited authorization, no par	2,022,507
Net asset value per share	$8.02

Class R:
Net assets	$1,811,367
Shares of beneficial interest outstanding, unlimited authorization, no par	226,008
Net asset value per share	$8.01

Institutional Class:
Net assets	$617,861,590
Shares of beneficial interest outstanding, unlimited authorization, no par	77,077,070
Net asset value per share	$8.02

Class R6:
Net assets	$7,906,033
Shares of beneficial interest outstanding, unlimited authorization, no par	985,139
Net asset value per share	$8.03
*Investments, at cost	$782,605,633
**See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
18

Statement of operations
Macquarie Floating Rate Fund	Six months ended January 31, 2025 (Unaudited)
Investment Income:
Interest	$27,916,082
Dividends	1,717,360
29,633,442

Expenses:
Management fees	1,666,254
Distribution expenses — Class A	104,843
Distribution expenses — Class C	77,206
Distribution expenses — Class R	4,228
Dividend disbursing and transfer agent fees and expenses	296,907
Registration fees	73,992
Accounting and administration expenses	62,814
Reports and statements to shareholders expenses	39,063
Audit and tax fees	25,318
Legal fees	20,060
Trustees’ fees	14,739
Custodian fees	3,094
Other	27,839
2,416,357
Less expenses paid indirectly	(3,183)
Total operating expenses	2,413,174
Net Investment Income (Loss)	27,220,268

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,560,337)
Net change in unrealized appreciation (depreciation) on investments	4,440,856
Net Realized and Unrealized Gain (Loss)	2,880,519
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,100,787
See accompanying notes, which are an integral part of the financial statements.
    19

Statements of changes in net assets
Macquarie Floating Rate Fund
	Six months ended 1/31/25 (Unaudited)	Year ended 7/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$27,220,268	$53,038,317
Net realized gain (loss)	(1,560,337)	(409,599)
Net change in unrealized appreciation (depreciation)	4,440,856	4,652,535
Net increase (decrease) in net assets resulting from operations	30,100,787	57,281,253

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,284,744)	(6,751,119)
Class C	(546,415)	(1,082,526)
Class R	(64,086)	(131,179)
Institutional Class	(22,854,207)	(44,155,461)
Class R6	(337,882)	(650,706)
	(27,087,334)	(52,770,991)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	21,837,150	37,236,127
Class C	3,139,971	5,847,543
Class R	160,062	213,002
Institutional Class	233,015,729	284,562,708
Class R6	875,268	4,816,253

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,219,701	6,598,486
Class C	527,984	1,055,061
Class R	63,850	131,179
Institutional Class	20,693,839	39,423,288
Class R6	252,400	457,346
	283,785,954	380,340,993
20

	Six months ended 1/31/25 (Unaudited)	Year ended 7/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(18,965,776)	$(30,613,216)
Class C	(2,414,415)	(4,384,332)
Class R	(61,019)	(147,576)
Institutional Class	(156,061,828)	(281,889,625)
Class R6	(2,581,690)	(3,018,804)
	(180,084,728)	(320,053,553)
Increase in net assets derived from capital share transactions	103,701,226	60,287,440
Net Increase in Net Assets	106,714,679	64,797,702

Net Assets:
Beginning of period	624,069,415	559,271,713
End of period	$730,784,094	$624,069,415
See accompanying notes, which are an integral part of the financial statements.
    21

Financial highlights
Macquarie Floating Rate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
22

Six months ended[1] 1/31/25 (Unaudited)	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.98	$7.91	$7.89	$8.23	$7.90	$8.28

0.32	0.71	0.59	0.30	0.31	0.38
0.04	0.07	0.02	(0.34)	0.32	(0.39)
0.36	0.78	0.61	(0.04)	0.63	(0.01)

(0.32)	(0.71)	(0.59)	(0.30)	(0.26)	(0.37)
—	—	—	—	(0.04)	—[3]
(0.32)	(0.71)	(0.59)	(0.30)	(0.30)	(0.37)

$8.02	$7.98	$7.91	$7.89	$8.23	$7.90

4.53%	10.18%	8.00%[5]	(0.56%)[5]	8.13%[5]	(0.02%)[5]

$86,991	$80,549	$66,676	$72,746	$36,735	$23,727
0.91%	0.93%	0.94%	0.92%	0.94%	0.94%
0.91%	0.93%	0.95%	0.93%	1.05%	1.05%
7.87%	8.89%	7.55%	3.75%	3.77%	4.77%
7.87%	8.89%	7.54%	3.74%	3.66%	4.66%
55%	104%	60%	45%	124%	125%
23

Financial highlights
Macquarie Floating Rate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
24

Six months ended[1] 1/31/25 (Unaudited)	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.98	$7.91	$7.89	$8.23	$7.89	$8.28

0.29	0.65	0.53	0.24	0.24	0.32
0.04	0.07	0.02	(0.34)	0.34	(0.40)
0.33	0.72	0.55	(0.10)	0.58	(0.08)

(0.29)	(0.65)	(0.53)	(0.24)	(0.20)	(0.31)
—	—	—	—	(0.04)	—[3]
(0.29)	(0.65)	(0.53)	(0.24)	(0.24)	(0.31)

$8.02	$7.98	$7.91	$7.89	$8.23	$7.89

4.14%	9.37%	7.20%[5]	(1.30%)[5]	7.47%[5]	(0.90%)[5]

$16,214	$14,894	$12,273	$12,948	$8,698	$13,613
1.66%	1.68%	1.69%	1.67%	1.69%	1.69%
1.66%	1.68%	1.70%	1.68%	1.80%	1.80%
7.12%	8.14%	6.80%	3.00%	3.02%	4.02%
7.12%	8.14%	6.79%	2.99%	2.91%	3.91%
55%	104%	60%	45%	124%	125%
25

Financial highlights
Macquarie Floating Rate Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
26

Six months ended[1] 1/31/25 (Unaudited)	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.98	$7.91	$7.88	$8.23	$7.89	$8.28

0.31	0.69	0.57	0.28	0.29	0.36
0.03	0.07	0.03	(0.35)	0.33	(0.40)
0.34	0.76	0.60	(0.07)	0.62	(0.04)

(0.31)	(0.69)	(0.57)	(0.28)	(0.24)	(0.35)
—	—	—	—	(0.04)	—[3]
(0.31)	(0.69)	(0.57)	(0.28)	(0.28)	(0.35)

$8.01	$7.98	$7.91	$7.88	$8.23	$7.89

4.27%	9.91%	7.87%[5]	(0.92%)[5]	7.99%[5]	(0.40%)[5]

$1,811	$1,641	$1,432	$1,111	$22	$7
1.16%	1.18%	1.19%	1.17%	1.19%	1.19%
1.16%	1.18%	1.20%	1.18%	1.30%	1.30%
7.62%	8.64%	7.30%	3.50%	3.52%	4.52%
7.62%	8.64%	7.29%	3.49%	3.41%	4.41%
55%	104%	60%	45%	124%	125%
27

Financial highlights
Macquarie Floating Rate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
28

Six months ended[1] 1/31/25 (Unaudited)	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.98	$7.91	$7.89	$8.23	$7.90	$8.28

0.33	0.73	0.61	0.32	0.33	0.40
0.04	0.07	0.02	(0.34)	0.32	(0.39)
0.37	0.80	0.63	(0.02)	0.65	0.01

(0.33)	(0.73)	(0.61)	(0.32)	(0.28)	(0.39)
—	—	—	—	(0.04)	—[3]
(0.33)	(0.73)	(0.61)	(0.32)	(0.32)	(0.39)

$8.02	$7.98	$7.91	$7.89	$8.23	$7.90

4.66%	10.46%	8.27%[5]	(0.31%)[5]	8.40%[5]	0.23%[5]

$617,862	$517,660	$471,869	$654,307	$116,242	$79,391
0.66%	0.68%	0.69%	0.67%	0.69%	0.69%
0.66%	0.68%	0.70%	0.68%	0.80%	0.80%
8.12%	9.14%	7.80%	4.00%	4.02%	5.02%
8.12%	9.14%	7.79%	3.99%	3.91%	4.91%
55%	104%	60%	45%	124%	125%
29

Financial highlights
Macquarie Floating Rate Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the year ended July 31, 2022.
See accompanying notes, which are an integral part of the financial statements.
30

Six months ended[1] 1/31/25 (Unaudited)	Year ended		8/31/21[2] to 7/31/22
	7/31/24	7/31/23
$7.99	$7.92	$7.89	$8.24

0.33	0.74	0.62	0.33
0.04	0.06	0.02	(0.38)
0.37	0.80	0.64	(0.05)

(0.33)	(0.73)	(0.61)	(0.30)
(0.33)	(0.73)	(0.61)	(0.30)

$8.03	$7.99	$7.92	$7.89

4.70%	10.55%	8.48%[5]	(0.69%)[5]

$7,906	$9,325	$7,022	$4,986
0.58%	0.60%	0.62%	0.60%
0.58%	0.60%	0.63%	0.61%
8.20%	9.22%	7.87%	4.07%
8.20%	9.22%	7.86%	4.06%
55%	104%	60%	45%[7]
31

Notes to financial statements
Macquarie Floating Rate Fund	January 31, 2025 (Unaudited)
Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers three series: Macquarie Corporate Bond Fund (formerly, Delaware Corporate Bond Fund through December 30, 2024), Macquarie Extended Duration Bond Fund (formerly, Delaware Extended Duration Bond Fund through December 30, 2024), and Macquarie Floating Rate Fund (formerly, Delaware Floating Rate Fund through December 30, 2024). These financial statements and the related notes pertain to Macquarie Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Valuations for fixed income securities utilize
32

matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2025, and for all open tax years (years ended July 31, 2021−July 31,2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "Interest and tax penalties" on the “Statement of operations.” During the six months ended January 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may
    33

Notes to financial statements
Macquarie Floating Rate Fund
1. Significant Accounting Policies (continued)
invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2025, the Fund earned $2,982 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding
34

expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2025, the Fund earned $201 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.68% of the Fund's Class A, Class C, Class R, and Institutional Class shares’ average daily net assets from November 29, 2024 through November 28, 2025, and 0.60% of the Fund’s Class R6 shares’ average daily net assets from August 1, 2024 through November 28, 2025. Prior to November 29, 2024, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses to 0.69% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2024 (except as noted) through November 28, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.93%*	1.68%*	1.18%*	0.68%*	0.60%
*	Effective November 29, 2024. Prior to November 29, 2024, the amounts for Class A, Class C, Class R, and Institutional Class shares were 0.94%, 1.69%, 1.19%, and 0.69%, respectively.
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.
    35

Notes to financial statements
Macquarie Floating Rate Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays Affiliated Sub-Advisors a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2025, the Fund paid $17,378 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2025, the Fund paid $21,911 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2025, the Fund paid $6,137 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
36

For the six months ended January 31, 2025, DDLP earned $6,810 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2025, DDLP received gross CDSC commissions of $319 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.
3. Investments
For the six months ended January 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$501,512,466
Sales	370,143,327
At January 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2025, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:
Cost of investments	$781,420,654
Aggregate unrealized appreciation of investments	$9,337,005
Aggregate unrealized depreciation of investments	(6,087,936)
Net unrealized appreciation of investments	$3,249,069
    37

Notes to financial statements
Macquarie Floating Rate Fund
3. Investments (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 18,990,657	$26,143,134	$ 45,133,791
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and
38

industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Debt Obligations	$—	$26,752,243	$—	$26,752,243
Common Stock	144,021	—	—	144,021
Convertible Bond	—	—	441,036	441,036
Corporate Bonds	—	25,532,159	—	25,532,159
Exchange-Traded Funds	15,554,600	—	—	15,554,600
Loan Agreements	—	680,616,852	—	680,616,852
Short-Term Investments	35,628,812	—	—	35,628,812
Total Value of Securities	$51,327,433	$732,901,254	$441,036	$784,669,723
During the six months ended January 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.
    39

Notes to financial statements
Macquarie Floating Rate Fund
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	1/31/25	7/31/24
Shares sold:
Class A	2,726,163	4,676,085
Class C	392,273	732,289
Class R	19,969	26,564
Institutional Class	29,153,616	35,608,707
Class R6	109,389	601,628

Shares issued upon reinvestment of dividends and distributions:
Class A	402,453	826,206
Class C	65,997	132,163
Class R	7,983	16,437
Institutional Class	2,586,343	4,939,803
Class R6	31,517	57,239
	35,495,703	47,617,121

Shares redeemed:
Class A	(2,369,320)	(3,837,405)
Class C	(301,770)	(549,584)
Class R	(7,614)	(18,394)
Institutional Class	(19,521,800)	(35,327,333)
Class R6	(322,932)	(378,234)
	(22,523,436)	(40,110,950)
Net increase	12,972,267	7,506,171
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the six months ended January 31, 2025 and the year ended July 31, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
1/31/25	1,033	3,262	23,870	12,704	3,550	11,904	$224,339
Year ended
7/31/24	5,171	33,961	10,112	8,713	31,969	8,581	394,261
40

5. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Fund had no amounts outstanding as of January 31, 2025, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational
    41

Notes to financial statements
Macquarie Floating Rate Fund
6. Securities Lending (continued)
organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended January 31, 2025, the Fund had no securities out on loan.
7. Credit and Market Risks
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC and Baa3 by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
42

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedule of investments.”
    43

Notes to financial statements
Macquarie Floating Rate Fund
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In November 2023, the FASB issued an Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (CODM). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. The Fund is currently assessing the impact of this ASU, however, the Fund does not expect a material impact on its financial statements.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.
44

Other Fund information (Unaudited)
Macquarie Floating Rate Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the "Annual Contract Renewal Meeting"), the Board of Trustees (Board), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the "Independent Trustees"), approved the renewal of the Delaware Floating Rate Fund (Fund) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the "Affiliated Sub-Advisers").
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an "Investment Committee" and together, the "Investment Committees"), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board
    45

Other Fund information (Unaudited)
Macquarie Floating Rate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the
46

preparation of the Fund’s prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers, and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the "Performance Universe"). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
    47

Other Fund information (Unaudited)
Macquarie Floating Rate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
The Performance Universe for the Fund consisted of the Fund and all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the second quartile of its Performance Universe and for the 3- and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, and 10-year periods and that the Fund’s performance was approximately equal to its benchmark index for the 5-year period. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the "Expense Group"). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the "Expense Universe"). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
48

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, the Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
    49

Other Fund information (Unaudited)
Macquarie Floating Rate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
50

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4289906)
SA-215-0325
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Income Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 26, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 26, 2025